PACHOLDER HIGH YIELD FUND, INC.

Directors and Officers

Fergus Reid, III

Chairman and Director

William J. Armstrong

Director

John F. Finn

Director

Dr. Matthew Goldstein

Director

Robert J. Higgins

Director

Frankie D. Hughes

Director

Peter C. Marshall

Director

Marilyn McCoy

Director

William G. Morton, Jr.

Director

Dr. Robert A. Oden, Jr.

Director

Frederick W. Ruebeck

Director

James J. Schonbachler

Director

Leonard M. Spalding, Jr.

Director

Patricia A. Maleski

President and Principal Executive Officer

Joy C. Dowd

Treasurer and Principal Financial Officer

Stephen M. Ungerman

Chief Compliance Officer

Frank J. Nasta

Secretary

Investment Objective

A closed-end fund seeking a high level of total return

through current income and capital appreciation by

investing primarily in high-yield, fixed income securities

of domestic companies.

Investment Advisor

J.P. Morgan Investment Management Inc.

Administrator

JPMorgan Funds Management, Inc.

Custodian

JPMorgan Chase Bank, N.A.

Transfer Agent

Computershare Trust Company, N.A.

Legal Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Independent Directors’ Counsel

Kramer Levin Naftalis & Frankel LLP

Executive Offices

Pacholder High Yield Fund, Inc.

270 Park Avenue

New York, NY 10017

Shareholder Services

(877) 217-9502

Please visit our web site, www.pacholder.com, for information on the Fund’s net asset value, share price, news releases, and Securities and Exchange Commission filings. We created this site to provide stockholders quick and easy access to the most timely information available regarding the Fund.

This report is for the information of stockholders of Pacholder High Yield Fund, Inc. It is not a prospectus, offering circular or other representation intended for use in connection with the purchase or sale of shares of the Fund or any securities mentioned in this report.

PACHOLDER HIGH YIELD FUND, INC.

THIRD QUARTER

SEPTEMBER 30, 2012

(UNAUDITED)

CONTENTS

Letter to Shareholders	1

Schedule of Portfolio Investments	3

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

PACHOLDER HIGH YIELD FUND, INC.

Dear Shareholders:

Third Quarter 2012 Review

There was no shortage of uncertainty in the market during the third quarter. Upcoming elections in the U.S., geopolitical unrest in the Middle East and the ongoing European debt crisis all weighed on investor sentiment. Despite this backdrop, high yield fixed income securities posted a positive absolute return for the three months ended September 30, 2012. The strength of corporate balance sheets and investors’ continued search for yield in a low interest rate environment helped support high-yield fixed income securities. In addition, central banks continued to take unprecedented actions in an effort to stoke economic growth. In September, the European Central Bank announced its plans to implement Outright Monetary Transactions (OMTs), planning to purchase 1-3 year bonds issued by the governments of troubled European countries. The U.S. Federal Reserve also recently announced another asset purchase plan, indicating that it would buy $40 billion of agency mortgage-backed securities per month on an open-ended basis.

For the third quarter 2012, the Pacholder High Yield Fund, Inc. (the “Fund”) returned 6.01% based on net asset value (“NAV”) compared to the 4.25% return for the Credit Suisse High Yield Index, Developed Countries Only (the “Index”) and the 5.67% average total return of the Morningstar Closed-End High Yield Category.

The Fund’s relative outperformance versus the Index for the reporting period was due in large part to security selection in the energy, financial, housing, media/telecom, and transportation sectors. Additionally, overweight positions in the financial and media/telecom sectors added to returns. This was partially offset by negative security selection in the forest products & containers, metals & minerals, and utilities sectors.

Fund Strategy

The Fund continued to use a credit bar bell investment strategy. To implement this strategy, the Fund invested a portion of its assets in relatively liquid high yield securities that demonstrated improving fundamentals, and took targeted credit risk when the Fund’s portfolio managers’ analysis indicated a favorable risk/reward opportunity. This targeted credit risk included investments in performing and non-performing bonds and loan assignments of firms that were trading at distressed levels or emerging from an administrative re-organization.

Auction Rate Preferred Shares and Dividends

Since February 2008, most auctions for preferred shares of closed-end funds and auction rate securities of other issuers have failed. The weekly auctions for the Fund’s ARPS have failed since February 13, 2008. Since that time, a number of broker-dealers have repurchased auction rate securities from certain clients. Any action taken by the Fund to provide liquidity to the ARPS must be in the best interest of the Fund as a whole.

On July 12, 2012, due to changes to its rating methodology for securities issued by Closed-End Funds, Moody’s downgraded the Fund’s ARPS from Aaa to Aa3. There was no impact to the Fund’s performance and no change to its investment strategy as a result of this downgrade.

The Fund paid a monthly dividend of $0.07 per common share during the third quarter. The Board of Directors will continue to monitor the appropriateness of the dividend level going forward in light of market conditions and income earned by the Fund over time. The amount of monthly dividend may be more or less than the actual income earned by the Fund in a given month.

As always, we appreciate your interest in the Fund and look forward to your continued support.

Sincerely,

George C.W. Gatch

CEO-Global Funds Management

J.P. Morgan Asset Management

The performance quoted is past performance and is not a guarantee of future results. Closed-end funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

Securities rated below investment grade are called “high-yield bonds,” “non-investment grade bonds,” “below investment-grade bonds,” or “junk bonds.” They generally are rated in the fifth or lower rating categories of

PACHOLDER HIGH YIELD FUND, INC.

Standard & Poor’s and Moody’s Investors Service. Although these securities tend to provide higher yields than higher rated securities, there is a greater risk that the Fund’s share value will decline. Because this Fund primarily invests in bonds, it is subject to interest rate risks. Bond prices generally fall when interest rates rise.

Opinions and estimates offered constitute our judgment and are subject to change without notice, as are statements of financial market trends, which are based on current market conditions. We believe the information provided here is reliable, but do not warrant its accuracy or completeness. This material is not intended as an offer or solicitation for the purchase or sale of any financial instrument. The views and strategies described may not be suitable for all investors. This material has been prepared for informational purposes only, and is not intended to provide, and should not be relied on for, accounting and legal or tax advice. References to future returns are not promises or even estimates of actual returns a client portfolio may achieve. Any forecasts contained herein are for illustrative purposes only and are not to be relied upon as advice or interpreted as a recommendation.

Availability of Portfolio Holdings and Other Information

No sooner than 10 days after the end of each month, the Fund’s uncertified complete schedule of its portfolio holdings will be available on our website (www.pacholder.com). In addition, the Fund files its certified, complete schedule of its portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available, without charge, on the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

No sooner than 10 calendar days after the end of each month, the Fund’s top ten holdings as of the last day of each month as well as certain other fund facts including estimated undistributed net income and statistical information will also be available on the Fund’s website.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments

As of September 30, 2012 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*

CONVERTIBLE BONDS — 0.1%
CONSUMER DISCRETIONARY — 0.1%
HOTELS, RESTAURANTS & LEISURE — 0.1%
Real Mex Restaurants, Inc., PIK, 1.120%, 03/21/18[3,9]	$77		$76,923	0.1%

MATERIALS — 0.0%[12]
CONSTRUCTION MATERIALS — 0.0%[12]
U.S. Concrete, Inc., Private Placement, Sec’d Nt, 9.500%, 08/31/15[2,7]	46		48,616	0.0	[12]

Total Convertible Bonds
(Cost $122,923)			125,539	0.1

CORPORATE BONDS — 112.4%
CONSUMER DISCRETIONARY — 25.4%
AUTO COMPONENTS — 0.8%
Goodyear Tire & Rubber Co. (The), Co Guar, 7.000%, 05/15/22	565		598,900	0.6
UCI International, Inc., Co Guar, 8.625%, 02/15/19	250		248,750	0.2

			847,650	0.8
AUTOMOBILES — 2.0%
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d Nt,
8.000%, 06/15/19	200		212,000	0.2
8.250%, 06/15/21	600		639,000	0.6
Ford Holdings LLC, 9.300%, 03/01/30	262		356,320	0.3
Ford Motor Co.,
7.750%, 06/15/43	750		862,500	0.8
8.900%, 01/15/32	125		161,250	0.1
Motors Liquidation Co.,
5.250%, 03/06/32[3,9]	25 Units		3	0.0	[12]
6.250%, 07/15/33[3,9]	15 Units		1	0.0	[12]
7.250%, 04/15/41[3,9]	–Units	[11]	—	0.0
7.250%, 07/15/41[3,9]	–Units	[11]	—	0.0
7.250%, 02/15/52[3,9]	7 Units		1	0.0	[12]
7.375%, 05/15/48[3,9]	10 Units		1	0.0	[12]
7.375%, 10/01/51[3,9]	–Units	[11]	—	0.0
7.750%, 03/15/36[1,3,4,9]	55 Units		—	0.0
Motors Liquidation Co., Debentures,
6.750%, 05/01/28[1,3,4,9]	50		—	0.0
8.100%, 06/15/24[1,3,4,9]	1,725		2	0.0	[12]
8.375%, 07/15/33[1,3,4,9]	425		—	0.0

			2,231,078	2.0
Description	Par (000)		Value	Percent of Net Assets*

BROADCASTING & CABLE TV — 4.2%
Adelphia Communications Corp., Pfd, 6.000%, 02/15/06[1,4]	$125		$—	0.0%
Adelphia Communications Corp., Sr Nt,
8.125%, 07/15/03[1,4]	750		5,700	0.0	[12]
9.375%, 11/15/09[1,4]	560		4,256	0.0	[12]
CCO Holdings LLC/CCO Holdings Capital Corp., 7.000%, 01/15/19	233		252,223	0.2
CCO Holdings LLC/CCO Holdings Capital Corp., Co Guar,
5.250%, 09/30/22	250		251,250	0.2
6.500%, 04/30/21	111		118,770	0.1
6.625%, 01/31/22	108		117,990	0.1
8.125%, 04/30/20	450		508,500	0.5
Cequel Communications Holdings I LLC and Cequel Capital Corp., Private Placement, Sr Nt, 8.625%, 11/15/17[2]	263		280,752	0.3
CSC Holdings LLC, Private Placement, Sr Unsec’d, 6.750%, 11/15/21[2]	100		110,250	0.1
DISH DBS Corp., Private Placement, Sr Nt, Co Guar, 4.625%, 07/15/17[2]	17		17,382	0.0	[12]
DISH DBS Corp., Sr Nt, Co Guar,
6.750%, 06/01/21	465		506,850	0.5
7.875%, 09/01/19	110		127,875	0.1
Gray Television, Inc., Private Placement, Co Guar, 7.500%, 10/01/20[2]	160		159,200	0.1
Harron Communications LP/Harron Finance Corp., Private Placement, Sr Nt, 9.125%, 04/01/20[2]	210		226,800	0.2
Mediacom Broadband LLC/Mediacom Broadband Corp., Private Placement, Sr Nt, 6.375%, 04/01/23[2]	30		30,000	0.0	[12]
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr Unsec’d Nt, 8.500%, 10/15/15	67		68,059	0.1
Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	270		298,350	0.3
Mediacom LLC/Mediacom Capital Corp., Sr Unsec’d, 7.250%, 02/15/22	100		107,250	0.1
Starz LLC/Starz Finance Corp., Private Placement, Sr Nt, 5.000%, 09/15/19[2]	115		117,587	0.1
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Private Placement, Sr Sec’d Nt, (Germany), 8.125%, 12/01/17[2]	345		370,875	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

BROADCASTING & CABLE TV — (continued)
UPCB Finance III Ltd., Private Placement, Sr Sec’d Nt, (Cayman Islands), 6.625%, 07/01/20[2]	$150	$157,125	0.1%
UPCB Finance V Ltd., Private Placement, Sr Sec’d Nt, (Cayman Islands), 7.250%, 11/15/21[2]	300	326,250	0.3
UPCB Finance VI Ltd., Private Placement, Sr Sec’d Nt, (Cayman Islands), 6.875%, 01/15/22[2]	175	185,500	0.2
Videotron Ltd., Co Guar, (Canada), 5.000%, 07/15/22	50	52,250	0.1
Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	225	255,938	0.2

		4,656,982	4.2
DISTRIBUTORS — 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Private Placement, Sr Unsec’d Nt,
7.375%, 08/01/21[2]	62	66,185	0.1
7.500%, 10/01/18[2]	211	225,770	0.2

		291,955	0.3
GAMING — 4.5%
American Casino & Entertainment Properties LLC, Sr Sec’d Nt, 11.000%, 06/15/14	100	104,000	0.1
Ameristar Casinos, Inc., Nt, Co Guar, 7.500%, 04/15/21	180	193,500	0.2
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., Private Placement, Co Guar, 8.375%, 02/15/18[2]	63	65,520	0.0	[12]
Chukchansi Economic Development Authority, Private Placement, Sec’d Nt, 9.750%, 05/30/20[2,3,9]	728	473,200	0.4
CityCenter Holdings LLC/CityCenter Finance Corp., Sec’d Nt, PIK, 11.500%, 01/15/17[1,4]	269	287,092	0.3
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Private Placement, Sr Sec’d Nt, 10.500%, 07/01/19[2]	225	242,438	0.2

Description	Par (000)	Value	Percent of Net Assets*

GAMING — (continued)
Graton Economic Development Authority, Private Placement, Sr Sec’d, 9.625%, 09/01/19[2]	$115	$119,600	0.1%
Isle of Capri Casinos, Inc., Sr Nt, Co Guar, 7.750%, 03/15/19	260	279,500	0.2
MCE Finance Ltd., Sr Sec’d Nt, (Cayman Islands), 10.250%, 05/15/18	175	198,188	0.2
MGM Resorts International, Co Guar,
7.625%, 01/15/17	101	107,060	0.1
7.750%, 03/15/22	54	56,430	0.1
10.000%, 11/01/16	1,000	1,145,000	1.0
MGM Resorts International, Private Placement, Co Guar,
6.750%, 10/01/20[2]	100	100,000	0.1
8.625%, 02/01/19[2]	85	92,650	0.1
Peninsula Gaming LLC/Peninsula Gaming Corp., Co Guar, 10.750%, 08/15/17	209	236,170	0.2
Pinnacle Entertainment, Inc., 8.750%, 05/15/20	95	104,856	0.1
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Private Placement, Sr Sec’d, 9.500%, 06/15/19[2]	65	69,062	0.1
ROC Finance LLC/ROC Finance 1 Corp., Private Placement, Sec’d Nt, 12.125%, 09/01/18[2]	180	208,800	0.2
Seminole Hard Rock Entertainment, Inc., Private Placement, VAR, 2.889%, 03/15/14[2]	500	495,000	0.4
Seneca Gaming Corp., Private Placement, 8.250%, 12/01/18[2]	210	220,500	0.2
Shingle Springs Tribal Gaming Authority, Private Placement, Sr Nt, 9.375%, 06/15/15[2,10]	140	115,500	0.1
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Private Placement, Sec’d Nt, 8.625%, 04/15/16[2]	100	107,250	0.1

		5,021,316	4.5
HOTELS, RESTAURANTS & LEISURE — 1.1%
Burger King Corp., Sr Nt, Co Guar, 9.875%, 10/15/18	50	58,000	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HOTELS, RESTAURANTS & LEISURE — (continued)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Co Guar, 9.125%, 08/01/18	$100	$113,625	0.1%
Cinemark USA, Inc., Sr Nt, Co Guar, 8.625%, 06/15/19	185	205,350	0.2
CKE Restaurants, Inc., Sr Sec’d Nt, 11.375%, 07/15/18	209	242,440	0.2
DineEquity, Inc., Sr Nt, Co Guar, 9.500%, 10/30/18	90	101,475	0.1
Felcor Lodging LP, Sr Sec’d, 6.750%, 06/01/19	155	166,237	0.1
Real Mex Restaurants, Inc., 11.000%, 03/15/14[3,9]	92	91,679	0.1
PIK, 12.000%, 03/15/14[3,9]	150	150,014	0.1
Ruby Tuesday, Inc., Private Placement, Co Guar, 7.625%, 05/15/20[2]	79	75,840	0.1

		1,204,660	1.1
HOUSEHOLD DURABLES — 2.4%
American Standard Americas, Private Placement, 10.750%, 01/15/16[2]	100	94,500	0.1
DR Horton, Inc., Co Guar, 4.375%, 09/15/22	59	58,631	0.0	[12]
K Hovnanian Enterprises, Inc., Private Placement, Sec’d Nt, 9.125%, 11/15/20[2]	67	67,419	0.1
K Hovnanian Enterprises, Inc., Private Placement, Sr Sec’d Nt, 7.250%, 10/15/20[2]	128	131,200	0.1
KB Home, Co Guar, 7.500%, 09/15/22	245	265,213	0.2
Lennar Corp., Nt, Co Guar, 12.250%, 06/01/17	200	268,000	0.2
Lennar Corp., Private Placement, Co Guar, 4.750%, 12/15/17[2]	60	61,950	0.1
Lennar Corp., Sr Nt, 6.950%, 06/01/18	190	209,950	0.2
Libbey Glass, Inc., Private Placement, Co Guar, 6.875%, 05/15/20[2]	81	87,075	0.1
M/I Homes, Inc., Co Guar, 8.625%, 11/15/18	200	216,250	0.2
MDC Holdings, Inc., Co Guar, 5.625%, 02/01/20	140	153,135	0.1
Meritage Homes Corp., Co Guar, 7.000%, 04/01/22	95	101,650	0.1
Serta Simmons Holdings LLC, Private Placement, Sr Nt, 8.125%, 10/01/20[2]	45	44,662	0.1
Description	Par (000)	Value	Percent of Net Assets*

HOUSEHOLD DURABLES — (continued)
Standard Pacific Corp., Sec’d Nt, 8.375%, 05/15/18	$270	$311,512	0.3%
Standard Pacific Corp., Sr Nt, 10.750%, 09/15/16	210	256,725	0.2
Standard Pacific Corp., Sr Nt, Co Guar, 8.375%, 01/15/21	105	119,831	0.1
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Private Placement, Co Guar, 7.750%, 04/15/20[2]	100	106,500	0.1
Toll Brothers Finance Corp., Co Guar, 6.750%, 11/01/19	65	74,145	0.1

		2,628,348	2.4
LEISURE EQUIPMENT & PRODUCTS — 0.3%
FGI Operating Co. LLC/FGI Finance, Inc., Private Placement, Sec’d, 7.875%, 05/01/20[2]	157	170,345	0.1
Icon Health & Fitness, Private Placement, 11.875%, 10/15/16[2]	225	210,656	0.2

		381,001	0.3
MEDIA — 6.5%
Cablevision Systems Corp., 8.000%, 04/15/20	470	524,050	0.5
Clear Channel Communications, Inc., Sr Sec’d Nt, 9.000%, 03/01/21	275	244,750	0.2
Clear Channel Worldwide Holdings, Inc., Co Guar,
7.625%, 03/15/20	325	316,875	0.3
7.625%, 03/15/20	25	24,000	0.0	[12]
Clear Channel Worldwide Holdings, Inc., Sr Nt, 9.250%, 12/15/17	125	134,063	0.1
Gannett Co., Inc., Nt, Co Guar, 7.125%, 09/01/18	100	110,000	0.1
Hughes Satellite Systems Corp., Sr Nt, Co Guar, 7.625%, 06/15/21	85	94,137	0.1
Hughes Satellite Systems Corp., Sr Sec’d Nt, 6.500%, 06/15/19	88	94,160	0.1
Intelsat Jackson Holdings S.A., Co Guar, (Luxembourg), 8.500%, 11/01/19	350	395,500	0.4
Intelsat Jackson Holdings S.A., Nt, Co Guar, (Luxembourg), 7.250%, 04/01/19	200	216,000	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MEDIA — (continued)
Intelsat Jackson Holdings S.A., Private Placement, Co Guar, (Luxembourg), 7.250%, 10/15/20[2]	$225	$241,875	0.2%
Intelsat Jackson Holdings S.A., Sr Nt, Co Guar, (Luxembourg), 7.250%, 10/15/20	150	161,625	0.1
Intelsat Luxembourg S.A., (Luxembourg), PIK, 12.500%, 02/04/17	1,242	1,316,386	1.2
Intelsat Luxembourg S.A., Sr Nt, Co Guar, (Luxembourg), 11.250%, 02/04/17	250	264,375	0.2
McClatchy Co. (The), 11.500%, 02/15/17	140	150,500	0.1
Media General, Inc., 11.750%, 02/15/17	130	150,963	0.1
NAI Entertainment Holdings LLC, Private Placement, 8.250%, 12/15/17[2]	90	100,350	0.1
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17	400	435,000	0.4
Radio One, Inc., Sr Sub Nt, Co Guar, PIK, 12.500%, 05/24/16	92	79,043	0.1
Regal Cinemas Corp., Nt, Co Guar, 8.625%, 07/15/19	150	166,500	0.2
Sinclair Television Group, Inc., Co Guar, 8.375%, 10/15/18	200	220,500	0.2
Sinclair Television Group, Inc., Private Placement, Sr Nt, 6.125%, 10/01/22[2]	260	260,325	0.2
Telesat Canada/Telesat LLC, (Canada), 12.500%, 11/01/17[10]	150	166,875	0.2
Univision Communications, Inc., Private Placement, Co Guar, 8.500%, 05/15/21[2]	215	218,225	0.2
Univision Communications, Inc., Private Placement, Sr Sec’d Nt,
6.750%, 09/15/22[2]	490	490,000	0.5
7.875%, 11/01/20[2]	220	235,400	0.2
Valassis Communications, Inc., Sr Nt, Co Guar, 6.625%, 02/01/21	50	51,625	0.1
WMG Acquisition Corp., Co Guar, 11.500%, 10/01/18	90	101,250	0.1
WMG Acquisition Corp., Sr Sec’d Nt, 9.500%, 06/15/16	100	109,125	0.1

		7,073,477	6.5
MULTILINE RETAIL — 0.1%
Sears Holdings Corp., Sr Sec’d Nt, 6.625%, 10/15/18	125	116,562	0.1

Description	Par (000)	Value	Percent of Net Assets*

SPECIALTY RETAIL — 2.5%
Claire’s Stores, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 03/15/19[2]	$659	$683,713	0.6%
Claire’s Stores, Inc., Sec’d Nt, 8.875%, 03/15/19	707	650,440	0.6
Gymboree Corp., Co Guar, 9.125%, 12/01/18	350	332,938	0.3
Neebo, Inc., Private Placement, 15.000%, 06/30/16[2]	173	165,600	0.2
Needle Merger Sub Corp., Private Placement, Sr Nt, 8.125%, 03/15/19[2]	200	204,000	0.2
Number Merger Sub, Inc., Private Placement, Sr Nt, 11.000%, 12/15/19[2]	125	140,312	0.1
Party City Holdings, Inc., Private Placement, Sr Nt, 8.875%, 08/01/20[2]	179	190,635	0.2
Penske Automotive Group, Inc., Private Placement, Co Guar, 5.750%, 10/01/22[2]	86	88,150	0.1
Toys R Us — Delaware, Inc., Private Placement, Sr Sec’d, 7.375%, 09/01/16[2]	250	254,375	0.2

		2,710,163	2.5
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Quiksilver, Inc., 6.875%, 04/15/15	748	744,260	0.7
Wolverine World Wide, Inc., Private Placement, Co Guar, 6.125%, 10/15/20[2]	60	61,800	0.0 [12]

		806,060	0.7

Total Consumer Discretionary		27,969,252	25.4

CONSUMER STAPLES — 3.5%
BEVERAGES — 0.1%
Innovation Ventures LLC/Innovation Ventures Finance Corp., Private Placement, 9.500%, 08/15/19[2]	115	110,975	0.1

FOOD & STAPLES RETAILING — 1.8%
New Albertsons, Inc., Unsec’d Nt,
7.450%, 08/01/29	375	209,063	0.2
8.000%, 05/01/31	375	221,250	0.2
Pantry, Inc. (The), Private Placement, Co Guar, 8.375%, 08/01/20[2]	175	179,375	0.1
Rite Aid Corp., 9.500%, 06/15/17	500	514,375	0.5

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

FOOD & STAPLES RETAILING — (continued)
Rite Aid Corp., Co Guar, 9.250%, 03/15/20	$150	$153,750	0.1%
SUPERVALU, Inc., Sr Unsec’d Nt,
7.500%, 11/15/14	400	384,000	0.4
8.000%, 05/01/16	400	357,000	0.3

		2,018,813	1.8
FOOD PRODUCTS — 1.1%
Bumble Bee Acquisition Corp., Private Placement, Sr Sec’d Nt, 9.000%, 12/15/17[2]	253	264,701	0.2
Dean Foods Co., Co Guar, 7.000%, 06/01/16	110	118,800	0.1
Dean Foods Co., Sr Nt, Co Guar, 9.750%, 12/15/18	45	51,300	0.1
Eurofresh, Inc., PIK, 15.000%, 11/18/16[3,9,16]	526	—	0.0
JBS USA LLC/JBS USA Finance, Inc., Private Placement, Sr Unsec’d Nt,
7.250%, 06/01/21[2]	45	42,300	0.0	[12]
8.250%, 02/01/20[2]	78	77,805	0.1
JBS USA LLC/JBS USA Finance, Inc., Sr Nt, Co Guar, 11.625%, 05/01/14	85	95,413	0.1
Pilgrim’s Pride Corp., Co Guar, 7.875%, 12/15/18	105	100,012	0.1
Simmons Foods, Inc., Private Placement, 10.500%, 11/01/17[2]	205	176,813	0.2
Smithfield Foods, Inc., Sr Unsec’d Nt,
6.625%, 08/15/22	80	83,000	0.1
7.750%, 07/01/17	130	146,250	0.1

		1,156,394	1.1
HOUSEHOLD PRODUCTS — 0.0%[12]
Armored Autogroup, Inc., Co Guar, 9.250%, 11/01/18	26	23,270	0.0	[12]

PERSONAL PRODUCTS — 0.3%
American Achievement Corp., Private Placement, 10.875%, 04/15/16[2]	335	290,612	0.3
Visant Corp., Co Guar, 10.000%, 10/01/17	52	51,480	0.0	[12]

		342,092	0.3
Description	Par (000)	Value	Percent of Net Assets*

TOBACCO — 0.2%
Alliance One International, Inc., Nt, 10.000%, 07/15/16	$155	$160,425	0.2%

Total Consumer Staples		3,811,969	3.5

ENERGY — 14.5%
ENERGY EQUIPMENT & SERVICES — 2.3%
Bristow Group, Inc., Co Guar, 6.250%, 10/15/22	43	44,021	0.0	[12]
Global Geophysical Services, Inc., 10.500%, 05/01/17	50	47,750	0.0	[12]
Helix Energy Solutions Group, Inc., Private Placement, 9.500%, 01/15/16[2,10]	72	75,150	0.1
Key Energy Services, Inc., Nt, 6.750%, 03/01/21	165	167,475	0.2
Key Energy Services, Inc., Private Placement, Co Guar, 6.750%, 03/01/21[2]	90	90,900	0.1
McJunkin Red Man Corp., Sr Sec’d Nt, 9.500%, 12/15/16	100	107,875	0.1
Ocean Rig UDW, Inc., Sr Unsec’d Nt, 9.500%, 04/27/16	100	103,000	0.1
Oil States International, Inc., Co Guar, 6.500%, 06/01/19	360	382,500	0.3
Petroleum Geo-Services ASA, Private Placement, Co Guar, (Norway), 7.375%, 12/15/18[2]	200	213,500	0.2
PHI, Inc., 8.625%, 10/15/18	310	324,725	0.3
Seadrill Ltd., (Bermuda), 6.500%, 10/05/15	300	312,750	0.3
Seadrill Ltd., Private Placement, Sr Unsec’d Nt, (Bermuda), 5.625%, 09/15/17[2]	200	201,500	0.2
Trinidad Drilling Ltd., Private Placement, Sr Unsec’d Nt, (Canada), 7.875%, 01/15/19[2]	130	140,400	0.1
Unit Corp., Private Placement, Co Guar, 6.625%, 05/15/21[2]	313	323,173	0.3

		2,534,719	2.3
OIL, GAS & CONSUMABLE FUELS — 12.2%
Alpha Natural Resources, Inc., Co Guar,
6.000%, 06/01/19	178	148,630	0.1
6.250%, 06/01/21	165	137,363	0.1
9.750%, 04/15/18	60	59,375	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS — (continued)
Alta Mesa Holdings/Alta Mesa Finance Services Corp., Co Guar, 9.625%, 10/15/18	$240	$240,000	0.2%
AmeriGas Finance LLC/AmeriGas Finance Corp., Co Guar, 6.750%, 05/20/20	126	134,505	0.1
AmeriGas Partners LP/AmeriGas Finance Corp., 6.500%, 05/20/21	70	73,500	0.1
Antero Resources Finance Corp., Nt, 9.375%, 12/01/17	102	112,710	0.1
Arch Coal, Inc., 7.250%, 10/01/20	15	12,600	0.0	[12]
Arch Coal, Inc., Co Guar,
7.000%, 06/15/19	175	147,000	0.2
7.250%, 06/15/21	170	141,950	0.1
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Private Placement, Co Guar, 6.625%, 10/01/20[2]	109	110,908	0.1
Bill Barrett Corp., 9.875%, 07/15/16	150	165,000	0.1
Bill Barrett Corp., Sr Nt, Co Guar, 7.625%, 10/01/19	505	535,300	0.5
Calumet Specialty Products Partners LP/Calumet Finance Corp., Co Guar, 9.375%, 05/01/19	33	35,475	0.0	[12]
Calumet Specialty Products Partners LP/Calumet Finance Corp., Nt, Co Guar, 9.375%, 05/01/19	100	107,500	0.1
Calumet Specialty Products Partners LP/Calumet Finance Corp., Private Placement, Sr Nt, 9.625%, 08/01/20[2]	150	161,625	0.1
Chesapeake Energy Corp., Co Guar, 6.775%, 03/15/19	200	200,500	0.2
Chesapeake Midstream Partners LP/CHKM Finance Corp., Co Guar, 6.125%, 07/15/22	156	164,970	0.1
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., Private Placement, Sr Nt, Co Guar, 6.625%, 11/15/19[2]	200	192,000	0.2
Cimarex Energy Co., Co Guar, 5.875%, 05/01/22	72	75,960	0.1
Citgo Petroleum Corp., Private Placement, Sr Nt, 11.500%, 07/01/17[2]	300	345,000	0.3
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Co Guar, 8.500%, 12/15/19	35	38,500	0.0	[12]
Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS — (continued)
Comstock Resources, Inc., 7.750%, 04/01/19	$75	$75,375	0.1%
Comstock Resources, Inc., Sr Nt, 8.375%, 10/15/17	331	344,240	0.3
Comstock Resources, Inc., Sr Nt, Co Guar, 9.500%, 06/15/20	154	165,550	0.1
Concho Resources, Inc., Co Guar,
5.500%, 04/01/23	90	94,050	0.1
6.500%, 01/15/22	230	253,575	0.2
Consol Energy, Inc.,
8.000%, 04/01/17	50	52,250	0.1
8.250%, 04/01/20	145	151,887	0.1
Continental Resources, Inc.,
5.000%, 09/15/22	260	271,050	0.2
7.125%, 04/01/21	75	84,375	0.1
Crosstex Energy LP/Crosstex Energy Finance Corp., Private Placement, Co Guar, 7.125%, 06/01/22[2]	191	190,045	0.2
El Paso Pipeline Partners Operating Co., LLC, 6.500%, 04/01/20	85	100,839	0.1
Ferrellgas LP/Ferrellgas Finance Corp., Sr Unsec’d Nt,
6.500%, 05/01/21	93	89,978	0.1
9.125%, 10/01/17	82	87,945	0.1
Forest Oil Corp., Nt, 7.250%, 06/15/19	644	639,170	0.6
Hiland Partners LP/Hiland Partners Finance Corp., Private Placement, Co Guar, 7.250%, 10/01/20[2]	92	95,680	0.1
Hilcorp Energy I LP/Hilcorp Finance Co., Private Placement, 7.625%, 04/15/21[2]	75	82,500	0.1
Holly Energy Partners LP/Holly Energy Finance Corp., Private Placement, Co Guar, 6.500%, 03/01/20[2]	125	131,250	0.1
Holly Energy Partners LP/Holly Energy Finance Corp., Sr Unsec’d Nt, 8.250%, 03/15/18	130	139,750	0.1
Laredo Petroleum, Inc., Co Guar, 7.375%, 05/01/22	250	270,000	0.2
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Co Guar, 6.250%, 06/15/22	210	225,750	0.2
MEG Energy Corp., Private Placement, Co Guar, (Canada), 6.375%, 01/30/23[2]	136	145,180	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS — (continued)
Midstates Petroleum Co., Inc./Midstates Petroleum Co LLC, Private Placement, Co Guar, 10.750%, 10/01/20[2]	$109	$113,632	0.1%
Newfield Exploration Co., Sr Sec’d, 5.625%, 07/01/24	105	116,550	0.1
NFR Energy LLC/NFR Energy Finance Corp., Private Placement,
9.750%, 02/15/17[2]	360	329,400	0.3
NGPL PipeCo LLC, Private Placement, Sr Sec’d, 9.625%, 06/01/19[2]	78	88,920	0.1
PBF Holding Co. LLC/PBF Finance Corp., Private Placement, Sr Sec’d Nt, 8.250%, 02/15/20[2]	285	299,250	0.3
Peabody Energy Corp., Private Placement, Co Guar,
6.000%, 11/15/18[2]	115	115,000	0.1
6.250%, 11/15/21[2]	200	199,000	0.2
PetroHawk Energy Corp., Sr Nt, Co Guar, 6.250%, 06/01/19	260	292,825	0.3
Pioneer Energy Services Corp., 9.875%, 03/15/18	255	277,312	0.2
Plains Exploration & Production Co., Co Guar, 6.750%, 02/01/22	29	29,435	0.0	[12]
QEP Resources, Inc., 6.875%, 03/01/21	140	158,200	0.1
QEP Resources, Inc., Sr Unsec’d Nt,
5.250%, 05/01/23	102	104,295	0.1
5.375%, 10/01/22	180	186,300	0.2
Range Resources Corp., 6.750%, 08/01/20	20	22,000	0.0	[12]
Regency Energy Partners LP/Regency Energy Finance Corp., Co Guar, 6.500%, 07/15/21	320	342,400	0.3
Samson Investment Co., Private Placement, Sr Unsec’d Nt, 9.750%, 02/15/20[2]	320	329,600	0.3
SM Energy Co., Private Placement, Sr Unsec’d, 6.500%, 01/01/23[2]	115	120,750	0.1
SM Energy Co., Sr Unsec’d Nt,
6.500%, 11/15/21	400	424,000	0.4
6.625%, 02/15/19	130	137,150	0.1
Swift Energy Co., 8.875%, 01/15/20	100	108,000	0.1
Swift Energy Co., Co Guar, 7.875%, 03/01/22	189	202,230	0.2
Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS — (continued)
Swift Energy Co., Sr Nt, 7.125%, 06/01/17[10]	$510	$527,850	0.5%
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 8.250%, 07/01/16	280	291,900	0.3
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Co Guar, 7.875%, 10/15/18	130	142,350	0.1
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Private Placement, Co Guar, 6.375%, 08/01/22[2]	70	74,200	0.1
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr Nt, Co Guar, 6.875%, 02/01/21	200	217,000	0.2
Tesoro Corp., Co Guar,
4.250%, 10/01/17	22	22,660	0.0	[12]
5.375%, 10/01/22	35	36,050	0.1
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Private Placement, Sr Nt, 5.875%, 10/01/20[2]	95	97,375	0.1
Vanguard Natural Resources LLC/VNR Finance Corp., Sr Unsec’d Nt, 7.875%, 04/01/20	120	120,900	0.1
W&T Offshore, Inc., Nt, Co Guar, 8.500%, 06/15/19	460	501,400	0.5
WPX Energy, Inc., Private Placement, Sr Unsec’d, 5.250%, 01/15/17[2]	185	199,800	0.2
WPX Energy, Inc., Sr Unsec’d, 6.000%, 01/15/22	185	198,875	0.2

		13,457,419	12.2

Total Energy		15,992,138	14.5

FINANCIALS — 14.8%
CAPITAL MARKETS — 0.1%
Oppenheimer Holdings, Inc., Sr Sec’d Nt, 8.750%, 04/15/18	135	137,700	0.1

COMMERCIAL BANKS — 4.0%
Bank of America Corp.,
VAR, 8.000%, 01/30/18[14]	285	310,348	0.3
VAR, 8.125%, 05/15/18[14]	665	732,471	0.6
Bank of America Corp., Sr Unsec’d Nt,
5.875%, 01/05/21	165	190,357	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

COMMERCIAL BANKS — (continued)
6.500%, 08/01/16	$245	$283,345	0.2%
BankAmerica Institutional Capital B, Private Placement, 7.700%, 12/31/26[2]	250	253,750	0.2
Barclays Bank plc, Private Placement, Private Placement, Sub Nt, (United Kingdom), 10.179%, 06/12/21[2]	160	207,861	0.2
CIT Group, Inc., Private Placement, Sr Unsec’d Nt, 6.625%, 04/01/18[2]	255	289,425	0.3
CIT Group, Inc., Sr Unsec’d,
5.000%, 05/15/17	116	123,830	0.1
5.375%, 05/15/20	60	64,950	0.1
CIT Group, Inc., Sr Unsec’d Nt,
4.250%, 08/15/17	408	423,430	0.4
5.000%, 08/15/22	327	340,212	0.3
5.250%, 03/15/18	85	91,163	0.1
NB Capital Trust II, 7.830%, 12/15/26	130	132,080	0.1
Royal Bank of Scotland Group plc, Sub Nt, (United Kingdom), 5.050%, 01/08/15	75	77,803	0.1
Royal Bank of Scotland N.V., Sub Nt, (Netherlands), VAR, 1.108%, 03/09/15	25	22,750	0.0	[12]
Royal Bank of Scotland plc (The), Sub Nt, (United Kingdom), VAR, 9.500%, 03/16/22	275	308,000	0.3
Wachovia Capital Trust III, VAR, 5.570%, 08/02/12[14]	570	563,587	0.5

		4,415,362	4.0
CONSUMER FINANCE — 2.0%
Ally Financial, Inc., 8.000%, 11/01/31	622	725,252	0.6
Ally Financial, Inc., Co Guar,
6.250%, 12/01/17	505	546,201	0.5
8.000%, 03/15/20	755	883,350	0.8
Springleaf Finance Corp., 6.900%, 12/15/17	110	93,500	0.1

		2,248,303	2.0
DIVERSIFIED FINANCIAL SERVICES — 4.1%
ACE Cash Express, Inc., Private Placement, 11.000%, 02/01/19[2]	495	465,300	0.4
Capmark Financial Group, Inc., 05/10/10[1,4]	2,460	43,048	0.0	[12]
CNG Holdings, Inc., Private Placement, Sr Sec’d, 9.375%, 05/15/20[2]	255	262,012	0.2
Community Choice Financial, Inc., Private Placement, Sr Sec’d Nt, 10.750%, 05/01/19[2]	125	121,875	0.1
Description	Par (000)	Value	Percent of Net Assets*

DIVERSIFIED FINANCIAL SERVICES — (continued)
ILFC E-Capital Trust I, Private Placement, VAR, 4.520%, 12/21/65[2]	$950	$646,000	0.6%
ILFC E-Capital Trust II, Private Placement, VAR, 6.250%, 12/21/65[2]	520	410,800	0.4
International Lease Finance Corp., 8.875%, 09/01/17	300	354,000	0.3
International Lease Finance Corp., Sr Unsec’d Nt,
5.875%, 08/15/22	300	309,915	0.3
8.250%, 12/15/20	888	1,056,720	1.0
8.625%, 01/15/22	200	241,500	0.2
Lender Processing Services, Inc., Co Guar, 8.125%, 07/01/16	110	114,950	0.1
Lender Processing Services, Inc., Sr Nt, Co Guar, 5.750%, 04/15/23	125	125,000	0.1
Nationstar Mortgage LLC/Nationstar Capital Corp., Private Placement, 9.625%, 05/01/19[2]	15	16,313	0.0	[12]
Nationstar Mortgage LLC/Nationstar Capital Corp., Private Placement, Co Guar,
7.875%, 10/01/20[2]	111	112,942	0.1
9.625%, 05/01/19[2]	39	42,608	0.1
SquareTwo Financial Corp., Sr Sec’d Nt, 11.625%, 04/01/17	112	99,120	0.1
Tops Holding Corp./Tops Markets LLC, 10.125%, 10/15/15	115	121,181	0.1

		4,543,284	4.1
INSURANCE — 3.9%
American International Group, Inc., VAR, 8.175%, 05/15/58	530	648,588	0.6
Catlin Insurance Co., Ltd., Private Placement, Jr Sub Nt, (Bermuda), VAR, 7.249%, 01/19/17[2,14]	300	292,875	0.3
CNO Financial Group, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 01/15/18[2]	200	233,500	0.2
EP Energy LLC/EP Energy Finance, Inc., Private Placement, Sr Sec’d, 6.875%, 05/01/19[2]	97	103,790	0.1
EP Energy LLC/EP Energy Finance, Inc., Private Placement, Sr Unsec’d, 9.375%, 05/01/20[2]	353	384,770	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

INSURANCE — (continued)
EP Energy LLC/Everest Acquisition Finance, Inc., Private Placement, Co Guar, 7.750%, 09/01/22[2]	$142	$144,840	0.1%
Hartford Financial Services Group, Inc., Sub Nt, VAR, 8.125%, 06/15/38	100	115,125	0.1
Hub International Ltd., Private Placement, Co Guar, (Canada), 8.125%, 10/15/18[2]	254	257,175	0.2
Liberty Mutual Group, Inc., Private Placement, VAR, 10.750%, 06/15/58[2]	1,045	1,515,250	1.4
Liberty Mutual Group, Inc., Private Placement, Sr Nt, Co Guar, 6.500%, 05/01/42[2]	53	57,374	0.1
Liberty Mutual Group, Inc., Private Placement, Sub Nt, Co Guar, 7.800%, 03/15/37[2]	250	271,250	0.2
USI Holdings Corp., Private Placement, Sr Sub Nt, 9.750%, 05/15/15[2]	205	207,306	0.2
XL Group plc, Sub Nt, (Ireland), VAR, 6.500%, 04/15/17[14]	125	115,000	0.1

		4,346,843	3.9
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.5%
CB Richard Ellis Services, Inc., 6.625%, 10/15/20	150	163,875	0.2
CNL Lifestyle Properties, Inc., Sr Nt, Co Guar, 7.250%, 04/15/19	171	162,023	0.1
DuPont Fabros Technology LP, Nt, 8.500%, 12/15/17	105	115,763	0.1
First Industrial LP, Sr Nt, 6.420%, 06/01/14	130	135,659	0.1

		577,320	0.5
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Kennedy-Wilson, Inc., Sr Nt, Co Guar, 8.750%, 04/01/19	160	170,400	0.2

Total Financials		16,439,212	14.8

HEALTH CARE — 8.2%
HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Biomet, Inc., Private Placement, Co Guar, 6.500%, 08/01/20[2]	285	295,331	0.3
Biomet, Inc., Private Placement, Sr Sub Nt, 6.500%, 10/01/20[2]	125	122,500	0.1
Hologic, Inc., Private Placement, Co Guar, 6.250%, 08/01/20[2]	70	74,200	0.1
Description	Par (000)	Value	Percent of Net Assets*

HEALTH CARE EQUIPMENT & SUPPLIES — (continued)
VWR Funding, Inc., Private Placement, Co Guar, 7.250%, 09/15/17[2]	$220	$223,300	0.2%

		715,331	0.7
HEALTH CARE PROVIDERS & SERVICES — 5.3%
Capella Healthcare, Inc., Co Guar, 9.250%, 07/01/17	51	54,379	0.1
CHS/Community Health Systems, Inc., 7.125%, 07/15/20	203	216,576	0.2
CHS/Community Health Systems, Inc., Co Guar, 8.000%, 11/15/19	310	340,225	0.3
CHS/Community Health Systems, Inc., Sr Sec’d Nt, 5.125%, 08/15/18	145	150,437	0.1
Fresenius Medical Care U.S. Finance II, Inc., Private Placement, Co Guar,
5.625%, 07/31/19[2]	67	71,355	0.1
5.750%, 02/15/21[2]	90	96,300	0.1
5.875%, 01/31/22[2]	56	59,920	0.0	[12]
HCA, Inc., 5.750%, 03/15/14[10]	195	204,750	0.2
HCA, Inc., Co Guar, 7.500%, 02/15/22	945	1,070,212	1.0
HCA, Inc., Sr Sec’d Nt, 5.875%, 03/15/22	500	541,875	0.5
HCA, Inc., Sr Unsec’d Nt, 8.000%, 10/01/18	180	207,900	0.2
Health Management Associates, Inc., Private Placement, Sr Unsec’d Nt, 7.375%, 01/15/20[2]	150	162,750	0.1
IASIS Healthcare LLC/IASIS Capital Corp., Co Guar, 8.375%, 05/15/19	112	106,960	0.1
inVentiv Health, Inc., Private Placement, Co Guar, 10.000%, 08/15/18[2]	3	2,640	0.0	[12]
inVentiv Health, Inc., Private Placement, Sr Nt, 10.000%, 08/15/18[2]	584	513,920	0.5
Multiplan, Inc., Private Placement, Nt, 9.875%, 09/01/18[2]	700	773,500	0.7
National Mentor Holdings, Inc., Private Placement, Nt, Co Guar, 12.500%, 02/15/18[2]	375	382,500	0.3
OnCure Holdings, Inc., 11.750%, 05/15/17	170	100,300	0.1
Tenet Healthcare Corp., 8.875%, 07/01/19[10]	250	282,500	0.3
Tenet Healthcare Corp., Sr Sec’d, 6.250%, 11/01/18	180	198,450	0.2
USPI Finance Corp., Private Placement, Sr Unsec’d Nt, 9.000%, 04/01/20[2]	175	189,875	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HEALTH CARE PROVIDERS & SERVICES — (continued)
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc, Co Guar, 7.750%, 02/01/19	$50	$53,187	0.0%[12]
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., Private Placement, Sr Nt, Co Guar, 7.750%, 02/01/19[2]	50	53,188	0.0	[12]

		5,833,699	5.3
PHARMACEUTICALS — 2.2%
Catalent Pharma Solutions, Inc., Private Placement, Co Guar, 7.875%, 10/15/18[2]	147	149,205	0.1
Celtic Pharma Phinco B.V., (Bermuda), PIK, 17.000%, 06/15/12[3,9,16]	2,383	333,570	0.3
Elan Finance plc/Elan Finance Corp., (Ireland), 8.750%, 10/15/16	500	547,000	0.5
Elan Finance plc/Elan Finance Corp., Nt, Co Guar, (Ireland), 8.750%, 10/15/16	500	547,000	0.5
Elan Finance plc/Elan Finance Corp., Private Placement, Co Guar, (Ireland), 6.250%, 10/15/19[2]	266	267,995	0.2
Endo Pharmaceuticals Holdings, Inc., Co Guar,
7.000%, 07/15/19	75	80,813	0.1
7.250%, 01/15/22	100	108,000	0.1
Grifols, Inc., Sr Nt, Co Guar, 8.250%, 02/01/18	100	110,500	0.1
Sky Growth Acquisition Corp., Private Placement, Co Guar, 7.375%, 10/15/20[2]	60	60,300	0.1
Valeant Pharmaceuticals International, Private Placement, Sr Nt, (Canada), 6.375%, 10/15/20[2]	55	56,100	0.0	[12]
VPI Escrow Corp., Private Placement, Sr Nt, 6.375%, 10/15/20[2]	170	173,400	0.2

		2,433,883	2.2

Total Health Care		8,982,913	8.2

INDUSTRIALS — 12.4%
AEROSPACE & DEFENSE — 0.3%
BE Aerospace, Inc., Sr Unsec’d Nt, 5.250%, 04/01/22	200	208,000	0.2
Description	Par (000)	Value	Percent of Net Assets*

AEROSPACE & DEFENSE — (continued)
Triumph Group, Inc., 8.625%, 07/15/18	$80	$90,200	0.1%

		298,200	0.3
AIRLINES — 1.9%
American Airlines 2011-1 Class B Pass-Through Trust, Private Placement, 7.000%, 01/31/18[2]	291	296,972	0.3
Continental Airlines 2005-ERJ1 Pass Through Trust, 9.798%, 04/01/21[10]	656	715,472	0.7
Continental Airlines 2012-1 Class B Pass Through Trust, 6.250%, 04/11/20	750	776,250	0.7
UAL 2007-1 Pass Through Trust, VAR,
2.984%, 07/02/14	91	88,606	0.1
7.336%, 07/02/19	77	74,093	0.0	[12]
UAL 2009-2B Pass Through Trust, Private Placement, 12.000%, 01/15/16[2]	140	153,597	0.1

		2,104,990	1.9
BUILDING PRODUCTS — 0.7%
Masco Corp., Sr Unsec’d,
5.950%, 03/15/22	43	47,107	0.1
7.125%, 03/15/20	10	11,383	0.0	[12]
Masonite International Corp., Private Placement, Co Guar, (Canada), 8.250%, 04/15/21[2]	150	158,250	0.1
Nortek, Inc., Co Guar, 8.500%, 04/15/21	360	383,400	0.3
Ply Gem Industries, Inc., Private Placement, Sr Nt, 9.375%, 04/15/17[2]	58	58,633	0.1
Roofing Supply Group LLC/Roofing Supply Finance, Inc., Private Placement, Co Guar, 10.000%, 06/01/20[2]	145	158,050	0.1

		816,823	0.7
COMMERCIAL SERVICES & SUPPLIES — 2.3%
Cenveo Corp., Nt, 8.875%, 02/01/18	575	544,812	0.5
Deluxe Corp., Sr Nt, Co Guar, 7.000%, 03/15/19	256	272,320	0.3
Garda World Security Corp., Private Placement, (Canada), 9.750%, 03/15/17[2]	170	177,650	0.2
Harland Clarke Holdings Corp., VAR,
6.000%, 05/15/15[10]	447	326,310	0.3
9.500%, 05/15/15	40	33,200	0.0	[12]
Iron Mountain, Inc., 8.375%, 08/15/21	170	188,275	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

COMMERCIAL SERVICES & SUPPLIES — (continued)
Iron Mountain, Inc., Co Guar, 7.750%, 10/01/19	$100	$112,500	0.1%
Iron Mountain, Inc., Sr Sub Nt, 5.750%, 08/15/24	50	50,125	0.0	[12]
Liberty Tire Recycling, Private Placement, Nt, 11.000%, 10/01/16[2]	275	266,750	0.2
Mead Products LLC/ACCO Brands Corp., Private Placement, Co Guar, 6.750%, 04/30/20[2]	60	62,550	0.1
Mobile Mini, Inc., Sr Nt, Co Guar, 7.875%, 12/01/20	200	217,000	0.2
Quebecor World Capital Escrow Corp., (Canada),
6.125%, 11/15/13[1,4]	1,415	14,150	0.0	[12]
6.500%, 08/01/27[1,4]	810	8,100	0.0	[12]
9.750%, 01/15/15[1,4]	585	5,850	0.0	[12]
R.R. Donnelley & Sons Co., Sr Nt, 8.250%, 03/15/19	90	91,350	0.1
R.R. Donnelley & Sons Co., Sr Unsec’d Nt,
7.250%, 05/15/18	25	24,812	0.0	[12]
7.625%, 06/15/20	75	74,438	0.1

		2,470,192	2.3
CONSTRUCTION & ENGINEERING — 1.9%
Ashtead Capital, Inc., Private Placement, Co Guar, 6.500%, 07/15/22[2]	200	210,000	0.2
Goodman Networks, Inc., Private Placement, Sr Sec’d Nt, 12.125%, 07/01/18[2]	320	342,400	0.3
New Enterprise Stone & Lime Co., Sr Nt, Co Guar, 11.000%, 09/01/18	655	471,600	0.4
Production Resource Group, Inc., Sr Unsec’d, 8.875%, 05/01/19[3,9]	100	70,000	0.1
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr Nt, Co Guar, 8.250%, 02/01/21	160	175,600	0.2
Tutor Perini Corp., Co Guar, 7.625%, 11/01/18	400	405,000	0.4
UR Financing Escrow Corp., Private Placement, Sr Unsec’d Nt,
7.375%, 05/15/20[2]	110	118,250	0.1
7.625%, 04/15/22[2]	150	164,250	0.1
UR Merger Sub Corp., 10.875%, 06/15/16	80	89,000	0.1

		2,046,100	1.9
Description	Par (000)	Value	Percent of Net Assets*

ELECTRICAL EQUIPMENT — 0.5%
General Cable Corp., VAR, 2.836%, 04/01/15	$250	$242,500	0.2%
General Cable Corp., Private Placement, Co Guar, 5.750%, 10/01/22[2]	82	83,230	0.1
International Wire Group Holdings, Inc., Private Placement, 8.500%, 10/15/17[2]	145	145,000	0.1
International Wire Group, Inc., Private Placement, 9.750%, 04/15/15[2]	100	105,250	0.1

		575,980	0.5
ENVIRONMENTAL SERVICES — 0.1%
Casella Waste Systems, Inc., Private Placement, Sr Sub Nt, 7.750%, 02/15/19[2]	150	147,000	0.1

INDUSTRIAL CONGLOMERATES — 0.4%
JB Poindexter & Co., Inc., Private Placement, Sr Nt, 9.000%, 04/01/22[2]	282	282,000	0.2
Trimas Corp., Sec’d Nt, 9.750%, 12/15/17	160	184,800	0.2

		466,800	0.4
MACHINERY — 1.0%
Actuant Corp., Co Guar, 5.625%, 06/15/22	40	41,500	0.0	[12]
Boart Longyear Management Pty Ltd., Private Placement, Co Guar, (Australia), 7.000%, 04/01/21[2]	60	61,575	0.1
Columbus McKinnon Corp., Co Guar, 7.875%, 02/01/19	180	191,700	0.2
Griffon Corp., Co Guar, 7.125%, 04/01/18	150	158,812	0.1
Thermadyne Holdings Corp., Sr Sec’d Nt, 9.000%, 12/15/17	525	559,125	0.5
Titan International, Inc., Sr Sec’d Nt, 7.875%, 10/01/17	125	132,500	0.1

		1,145,212	1.0
MARINE — 1.5%
ACL I Corp., Sr Unsec’d Nt, PIK, 10.625%, 02/15/16	354	347,397	0.3
Bluewater Holding BV, Private Placement, Nt, (Netherlands), VAR, 3.455%, 07/17/14[2]	400	371,000	0.3
Commercial Barge Line Co., Sr Nt, 12.500%, 07/15/17	350	389,812	0.4

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MARINE — (continued)
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., Sr Sec’d Nt, 8.625%, 11/01/17	$29	$27,623	0.0%[12]
Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	137	140,596	0.1
Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., Private Placement, Sr Sec’d, 8.875%, 11/01/17[2]	70	71,138	0.1
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., Sr Nt, Co Guar, 9.250%, 04/15/19	190	178,600	0.2
Ultrapetrol Bahamas Ltd., 1st Mtg, (Bahamas), 9.000%, 11/24/14[10]	176	150,040	0.1

		1,676,206	1.5
ROAD & RAIL — 0.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
8.250%, 01/15/19	210	228,638	0.2
9.625%, 03/15/18	140	155,400	0.1
9.750%, 03/15/20	50	57,125	0.1
Hertz Corp. (The), Sr Nt, Co Guar,
6.750%, 04/15/19	103	108,665	0.1
7.500%, 10/15/18	237	255,960	0.2
Kansas City Southern de Mexico S.A. de C.V., Sr Unsec’d Nt, (Mexico),
6.125%, 06/15/21	110	123,475	0.1
6.625%, 12/15/20	88	99,660	0.1

		1,028,923	0.9
TRADING COMPANIES & DISTRIBUTORS — 0.6%
Aircastle Ltd., Sr Nt, (Bermuda), 9.750%, 08/01/18	130	148,200	0.1
Aircastle Ltd., Sr Unsec’d, (Bermuda), 7.625%, 04/15/20	100	110,750	0.1
H&E Equipment Services, Inc., Private Placement, Co Guar, 7.000%, 09/01/22[2]	84	87,360	0.1
HD Supply, Inc., Private Placement, Sr Sec’d, 8.125%, 04/15/19[2]	246	266,910	0.3

		613,220	0.6
Description	Par (000)	Value	Percent of Net Assets*

TRANSPORTATION SERVICES — 0.3%
OSX 3 Leasing B.V., Private Placement, Co Guar, (Netherlands), 9.250%, 03/20/15[2]	$200	$207,160	0.2%
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Private Placement, Sr Sec’d, 8.875%, 08/01/20[2]	42	44,940	0.0	[12]
TRAC Intermodal LLC/TRAC Intermodal Corp., Private Placement, Sr Sec’d, 11.000%, 08/15/19[2]	72	75,240	0.1

		327,340	0.3

Total Industrials		13,716,986	12.4

INFORMATION TECHNOLOGY — 6.4%
COMMUNICATIONS EQUIPMENT — 1.1%
Avaya, Inc., Private Placement, 7.000%, 04/01/19[2]	360	334,800	0.3
Avaya, Inc., Sr Nt, 9.750%, 11/01/15	185	164,188	0.1
Brightstar Corp., Private Placement, 9.500%, 12/01/16[2]	260	279,175	0.3
Nokia OYJ, Sr Unsec’d, (Finland),
5.375%, 05/15/19	103	86,262	0.1
6.625%, 05/15/39	100	80,250	0.0	[12]
Syniverse Holdings, Inc., Co Guar, 9.125%, 01/15/19	300	322,500	0.3

		1,267,175	1.1
COMPUTERS & PERIPHERALS — 0.6%
NCR Corp., Private Placement, Sr Nt, 5.000%, 07/15/22[2]	26	26,260	0.0	[12]
Seagate HDD Cayman, Co Guar, (Cayman Islands), 7.750%, 12/15/18	225	248,625	0.2
Seagate HDD Cayman, Sr Nt, (Cayman Islands), 6.875%, 05/01/20	170	181,263	0.2
Sealed Air Corp., Private Placement, Sr Unsec’d Nt,
8.125%, 09/15/19[2]	70	77,875	0.1
8.375%, 09/15/21[2]	70	78,400	0.1

		612,423	0.6
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Anixter, Inc., Sr Nt, Co Guar, 5.625%, 05/01/19	50	52,250	0.1
CDW LLC/CDW Finance Corp., Co Guar, 8.500%, 04/01/19	229	249,037	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — (continued)
Intcomex, Inc., 13.250%, 12/15/14	$143	$145,860	0.1%
Jabil Circuit, Inc., Sr Unsec’d Nt, 4.700%, 09/15/22	55	54,725	0.1
Kemet Corp., 10.500%, 05/01/18	105	106,575	0.1
Viasystems, Inc., Private Placement, Sr Sec’d, 7.875%, 05/01/19[2]	126	125,685	0.1

		734,132	0.7
INTERNET SOFTWARE & SERVICES — 0.6%
eAccess Ltd., Private Placement, Co Guar, (Japan), 8.250%, 04/01/18[2]	250	227,500	0.2
Equinix, Inc., Sub Nt, 8.125%, 03/01/18	185	205,350	0.2
Sabre, Inc., Private Placement, Sr Sec’d, 8.500%, 05/15/19[2]	220	226,050	0.2

		658,900	0.6
IT SERVICES — 2.3%
Ceridian Corp., Private Placement, Sr Sec’d, 8.875%, 07/15/19[2]	85	91,800	0.1
Fidelity National Information Services, Inc., Co Guar,
5.000%, 03/15/22	150	154,875	0.1
7.625%, 07/15/17	70	76,650	0.1
First Data Corp., 9.875%, 09/24/15	19	19,380	0.0 [12]
First Data Corp., Co Guar,
10.550%, 09/24/15	155	158,681	0.1
12.625%, 01/15/21	308	319,165	0.3
First Data Corp., Private Placement, Sec’d, PIK, 8.750%, 01/15/22[2]	220	221,941	0.2
First Data Corp., Private Placement, Sr Nt, 8.250%, 01/15/21[2]	476	474,810	0.4
First Data Corp., Private Placement, Sr Sec’d Nt, 6.750%, 11/01/20[2]	150	149,063	0.1
iGate Corp., Sr Nt, Co Guar, 9.000%, 05/01/16	280	307,300	0.3
Sitel LLC/Sitel Finance Corp., Private Placement, Sr Sec’d, 11.000%, 08/01/17[2]	158	158,790	0.2
Sitel LLC/Sitel Finance Corp., Sr Unsec’d Nt, 11.500%, 04/01/18	350	253,750	0.2
SunGard Data Systems, Inc., Nt, Co Guar, 7.625%, 11/15/20	164	177,940	0.2

		2,564,145	2.3
Description	Par (000)	Value	Percent of Net Assets*

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.9%
Advanced Micro Devices, Inc., Sr Unsec’d Nt,
7.750%, 08/01/20	$100	$101,500	0.1%
8.125%, 12/15/17	150	157,887	0.1
Amkor Technology, Inc., 7.375%, 05/01/18	170	176,800	0.2
Amkor Technology, Inc., Private Placement, Co Guar, 6.375%, 10/01/22[2]	125	123,125	0.1
Amkor Technology, Inc., Sr Unsec’d Nt, 6.625%, 06/01/21	125	126,875	0.1
Freescale Semiconductor, Inc., Sr Nt, Co Guar, 8.050%, 02/01/20	110	108,350	0.1
NXP B.V./NXP Funding LLC, Private Placement, (Netherlands), 9.750%, 08/01/18[2]	200	230,000	0.2

		1,024,537	0.9
SOFTWARE — 0.2%
Infor U.S., Inc., Private Placement, Sr Nt, 9.375%, 04/01/19[2]	170	188,700	0.2

Total Information Technology		7,050,012	6.4

MATERIALS — 13.8%
CHEMICALS — 1.4%
Chemtura Corp., Sr Nt, Co Guar, 7.875%, 09/01/18	150	163,125	0.2
J.M. Huber Corp., Private Placement, Sr Unsec’d Nt, 9.875%, 11/01/19[2]	75	84,188	0.1
LyondellBasell Industries N.V., Sr Unsec’d Nt, (Netherlands), 6.000%, 11/15/21	335	381,900	0.3
Nufarm Australia Ltd., Private Placement, Co Guar, (Australia), 6.375%, 10/15/19[2]	91	91,000	0.1
Omnova Solutions, Inc., Sr Nt, Co Guar, 7.875%, 11/01/18	330	333,300	0.3
PolyOne Corp., 7.375%, 09/15/20	247	267,377	0.2
Tronox Finance LLC, Private Placement, Co Guar, 6.375%, 08/15/20[2]	160	161,600	0.2

		1,482,490	1.4
CONSTRUCTION MATERIALS — 2.5%
Cemex Espana Luxembourg, Private Placement, Sr Sec’d Nt, (Spain), 9.875%, 04/30/19[2]	750	766,875	0.7

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

CONSTRUCTION MATERIALS — (continued)
Cemex Finance LLC, Private Placement, Sr Sec’d Nt, 9.500%, 12/14/16[2]	$200	$206,500	0.2%
Cemex Finance LLC, Sr Sec’d Nt, 9.660%, 02/14/17[3,9]	500	495,000	0.4
Cemex S.A.B. de C.V., Private Placement, (Mexico), 9.000%, 01/11/18[2]	500	500,000	0.5
Lafarge S.A., Sr Unsec’d Nt, (France), 7.125%, 07/15/36	150	154,500	0.2
Vulcan Materials Co., Sr Unsec’d Nt, 7.500%, 06/15/21	515	581,950	0.5

		2,704,825	2.5
CONTAINERS & PACKAGING — 3.1%
Ardagh Packaging Finance plc, Private Placement, Sr Sec’d Nt, (Ireland), 7.375%, 10/15/17[2]	200	214,500	0.2
Ardagh Packaging Finance plc, Private Placement, Sr Sub Nt, (Ireland), 9.125%, 10/15/20[2]	200	212,000	0.2
Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc., Private Placement, Sr Nt, Co Guar, (Ireland), 9.125%, 10/15/20[2]	200	211,000	0.2
Berry Plastics Corp., 9.500%, 05/15/18	370	406,075	0.4
Berry Plastics Corp., Co Guar, 8.250%, 11/15/15	165	172,632	0.2
Berry Plastics Corp., Sr Sec’d Nt, 9.750%, 01/15/21	300	342,000	0.3
Constar International, Inc., 11.000%, 12/31/17[3,9]	338	338,066	0.3
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Co Guar,
8.250%, 02/15/21	100	99,250	0.1
8.500%, 05/15/18	400	406,000	0.4
9.875%, 08/15/19	275	292,531	0.2
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Private Placement, Sr Sec’d Nt, 5.750%, 10/15/20[2]	460	460,000	0.4
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr Sec’d Nt, 7.875%, 08/15/19	250	270,000	0.2

		3,424,054	3.1
METALS & MINING — 4.7%
AK Steel Corp., Sr Nt, Co Guar, 8.375%, 04/01/22	185	158,175	0.1
Description	Par (000)	Value	Percent of Net Assets*

METALS & MINING — (continued)
APERAM, Private Placement, Sr Unsec’d Nt, (Luxembourg), 7.750%, 04/01/18[2]	$300	$246,000	0.2%
ArcelorMittal, Sr Unsec’d, (Luxembourg), 6.250%, 02/25/22	110	108,347	0.1
Commercial Metals Co., Sr Unsec’d Nt,
6.500%, 07/15/17	150	157,500	0.1
7.350%, 08/15/18	75	78,938	0.1
Constellation Enterprises LLC, Private Placement, 10.625%, 02/01/16[2]	275	288,750	0.3
FMG Resources August 2006 Pty Ltd., Private Placement, (Australia), 7.000%, 11/01/15[2]	50	49,750	0.0	[12]
FMG Resources August 2006 Pty Ltd., Private Placement, Co Guar, (Australia), 6.875%, 02/01/18[2]	545	506,850	0.5
FMG Resources August 2006 Pty Ltd., Private Placement, Sr Unsec’d Nt, (Australia),
6.000%, 04/01/17[2]	54	50,220	0.0	[12]
6.875%, 04/01/22[2]	205	187,575	0.2
Gibraltar Industries, Inc., Sr Nt, Co Guar, 8.000%, 12/01/15	300	307,125	0.3
JMC Steel Group, Private Placement, 8.250%, 03/15/18[2]	150	153,000	0.1
Kaiser Aluminum Corp., Co Guar, 8.250%, 06/01/20	461	497,880	0.5
Murray Energy Corp., Private Placement, 10.250%, 10/15/15[2]	100	98,000	0.1
New Gold, Inc., Private Placement, Co Guar, (Canada), 7.000%, 04/15/20[2]	56	59,360	0.1
Noranda Aluminum Acquisition Corp., Sr Nt, PIK, 4.730%, 05/15/15	487	462,802	0.4
Novelis, Inc., Co Guar, (Canada), 8.750%, 12/15/20	429	475,117	0.4
Rain CII Carbon LLC and CII Carbon Corp., Private Placement, Sec’d Nt, 8.000%, 12/01/18[2]	50	51,000	0.0	[12]
Ryerson, Inc./Joseph T Ryerson & Son Inc., Private Placement, Sr Sec’d, 9.000%, 10/15/17[2]	175	178,937	0.2
Severstal Columbus LLC, 10.250%, 02/15/18	100	100,000	0.1
Steel Dynamics, Inc., Co Guar, 7.625%, 03/15/20	150	162,750	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

METALS & MINING — (continued)
Steel Dynamics, Inc., Private Placement, Co Guar,
6.125%, 08/15/19[2]	$108	$112,320	0.1%
6.375%, 08/15/22[2]	108	111,510	0.1
Taseko Mines Ltd., Co Guar, (Canada), 7.750%, 04/15/19	35	33,513	0.0	[12]
United States Steel Corp., Sr Unsec’d Nt,
7.000%, 02/01/18	21	21,053	0.0	[12]
7.375%, 04/01/20	254	252,730	0.2
7.500%, 03/15/22	155	153,062	0.2
Wolverine Tube, Inc., Sr Sec’d Nt, 6.000%, 06/28/14[3,9]	188	178,804	0.2

		5,241,068	4.7
PAPER & FOREST PRODUCTS — 2.1%
Abitibi-Consolidated Co. of Canada, Escrow, (Canada),
6.000%, 06/20/13[1,4]	1,331	3,328	0.0	[12]
7.500%, 04/01/28[1,4]	287	717	0.0	[12]
Abitibi-Consolidated Co. of Canada, Sr Nt, Escrow, (Canada),
7.750%, 06/15/11[1,4]	479	1,198	0.0	[12]
8.375%, 04/01/15[1,4]	2,485	6,212	0.0	[12]
8.850%, 08/01/30[1,4]	102	255	0.0	[12]
Appleton Papers, Inc., Private Placement, Sr Sec’d Nt, 10.500%, 06/15/15[2]	600	637,500	0.6
Longview Fibre Paper & Packaging, Inc., Private Placement, Sr Sec’d Nt, 8.000%, 06/01/16[2]	100	104,250	0.1
Louisiana-Pacific Corp., Co Guar, 7.500%, 06/01/20	83	92,441	0.1
NewPage Corp., Sr Sec’d Nt, 11.375%, 12/31/14[1,4]	1,500	945,000	0.8
Resolute Forest Products, Sr Sec’d Nt, 10.250%, 10/15/18	452	514,150	0.5
Smurfit-Stone Container Corp., Sr Nt, 8.000%, 03/15/17[1,4]	1,229	24,580	0.0	[12]
Smurfit-Stone Container Enterprises, Inc., 8.375%, 07/01/12[1,4]	448	8,960	0.0	[12]

		2,338,591	2.1

Total Materials		15,191,028	13.8

Description	Par (000)	Value	Percent of Net Assets*

TELECOMMUNICATION SERVICES — 9.5%
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.8%
Cincinnati Bell, Inc., 8.750%, 03/15/18	$120	$121,800	0.1%
Clearwire Communications LLC/Clearwire Finance, Inc., Private Placement, 12.000%, 12/01/15[2]	332	328,680	0.3
Frontier Communications Corp., Sr Nt,
8.500%, 04/15/20	115	129,950	0.1
8.750%, 04/15/22	110	124,850	0.1
Frontier Communications Corp., Sr Unsec’d,
7.125%, 01/15/23	267	277,680	0.3
9.250%, 07/01/21	375	434,063	0.4
Level 3 Communications, Inc., Private Placement, Sr Unsec’d Nt, 8.875%, 06/01/19[2]	385	404,250	0.4
Level 3 Financing, Inc., Co Guar, 8.625%, 07/15/20	234	252,720	0.2
Level 3 Financing, Inc., Private Placement, Co Guar, 7.000%, 06/01/20[2]	357	360,570	0.3
Level 3 Financing, Inc., Sr Nt, Co Guar,
8.125%, 07/01/19	617	655,562	0.6
9.375%, 04/01/19	295	327,450	0.3
PAETEC Holding Corp., Sr Sec’d Nt, 8.875%, 06/30/17	200	217,000	0.2
tw telecom holdings inc., Private Placement, Co Guar, 5.375%, 10/01/22[2]	23	23,460	0.0	[12]
Windstream Corp.,
7.875%, 11/01/17	120	134,100	0.1
8.125%, 09/01/18	250	270,000	0.3
Windstream Corp., Co Guar, 7.500%, 06/01/22	70	74,200	0.1

		4,136,335	3.8
WIRELESS TELECOMMUNICATION SERVICES — 5.7%
Cricket Communications, Inc.,
7.750%, 05/15/16	180	189,900	0.2
7.750%, 10/15/20	497	484,575	0.4
MetroPCS Wireless, Inc., 7.875%, 09/01/18	55	59,400	0.1
MetroPCS Wireless, Inc., Sr Nt, Co Guar, 6.625%, 11/15/20	400	419,000	0.4
Nextel Communications, Inc., 7.375%, 08/01/15[10]	402	403,507	0.4

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

WIRELESS TELECOMMUNICATION SERVICES — (continued)
NII Capital Corp., Co Guar, 7.625%, 04/01/21	$356	$283,020	0.3%
NII Capital Corp., Sr Nt, 8.875%, 12/15/19	315	264,600	0.2
SBA Telecommunications, Inc., Private Placement, Sr Nt, Co Guar, 5.750%, 07/15/20[2]	22	23,100	0.0 [12]
Sprint Capital Corp., Co Guar,
6.900%, 05/01/19	83	86,113	0.1
8.750%, 03/15/32	290	300,150	0.2
Sprint Nextel Corp., Nt, 6.000%, 12/01/16[10]	1,000	1,030,000	0.9
Sprint Nextel Corp., Private Placement, Co Guar, 9.000%, 11/15/18[2]	670	804,000	0.7
Sprint Nextel Corp., Sr Unsec’d Nt,
7.000%, 08/15/20	800	832,000	0.7
11.500%, 11/15/21	72	90,180	0.1
VimpelCom Holdings B.V., Private Placement, Co Guar, (Netherlands), 6.255%, 03/01/17[2]	200	206,336	0.2
VimpelCom Holdings B.V., Private Placement, Nt, Co Guar, (Netherlands), 7.504%, 03/01/22[2]	200	209,750	0.2
Wind Acquisition Finance S.A., Private Placement, (Luxembourg), 7.250%, 02/15/18[2]	200	190,000	0.2
Wind Acquisition Finance S.A., Private Placement, Sec’d Nt, (Luxembourg), 11.750%, 07/15/17[2]	160	150,800	0.1
Wind Acquisition Finance S.A., Private Placement, Sr Sec’d, (Luxembourg), 7.250%, 02/15/18[2]	200	189,000	0.2
Wind Acquisition Holdings Finance S.A., Private Placement, Sr Sec’d Nt, (Luxembourg), PIK, 12.250%, 07/15/17[2]	143	112,736	0.1

		6,328,167	5.7

Total Telecommunication Services		10,464,502	9.5

UTILITIES — 3.9%
GAS UTILITIES — 0.2%
Genesis Energy LP/Genesis Energy Finance Corp., Co Guar, 7.875%, 12/15/18	160	169,600	0.2
Description	Par (000)	Value	Percent of Net Assets*

GAS UTILITIES — (continued)
Genesis Energy LP/Genesis Energy Finance Corp., Private Placement, Sr Nt, Co Guar, 7.875%, 12/15/18[2]	$40	$42,400	0.0%[12]

		212,000	0.2
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.5%
Dynegy Holdings, LLC, Sr Nt, 7.750%, 06/01/19[1,4]	750	423,750	0.4
Dynegy Holdings, LLC, Sr Unsec’d Nt, 7.125%, 05/15/18[1,4]	500	283,750	0.2
Dynegy Roseton/Danskammer Pass Through Trust, Sr Unsec’d Nt, 7.670%, 11/08/16[1,4]	1,000	620,000	0.5
Edison Mission Energy, 7.200%, 05/15/19	500	257,500	0.2
Edison Mission Energy, Sr Unsec’d Nt, 7.000%, 05/15/17	1,000	517,500	0.5
GenOn Energy, Inc., Sr Unsec’d Nt, 9.875%, 10/15/20	290	321,900	0.3
Homer City Funding LLC, 8.137%, 10/01/19	85	87,594	0.1
NRG Energy, Inc., Private Placement, Co Guar, 6.625%, 03/15/23[2]	214	218,815	0.2
Texas Competitive Electric Holdings Co. LLC, Sr Nt, 10.250%, 11/01/15	268	72,360	0.1

		2,803,169	2.5
MULTI-UTILITIES — 1.2%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20	980	1,102,500	1.0
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Private Placement, Sec’d Nt, 11.750%, 03/01/22[2]	156	165,750	0.2

		1,268,250	1.2

Total Utilities		4,283,419	3.9

Total Corporate Bonds
(Cost $122,487,642)		123,901,431	112.4

LOAN PARTICIPATIONS & ASSIGNMENTS — 15.5%
CONSUMER DISCRETIONARY — 6.6%
AUTOMOBILES — 0.6%
Chrysler, Term Loan B, VAR, 6.000%, 05/24/17	657	669,670	0.6

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2012 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*

BROADCASTING & CABLE TV — 0.0%[12]
Wide Open West, Term Loan, VAR, 6.250%, 07/17/18	$50		$50,236	0.0%[12]

DIVERSIFIED CONSUMER SERVICES — 0.2%
Realogy Corp., Extended Synthetic Commitments, VAR, 4.496%, 10/10/16	17		16,414	0.0	[12]
Realogy Corp., Extended Term Loan, VAR, 4.478%, 10/10/16	213		210,299	0.2
Realogy Corp., Non-Extended Synthetic Commitment, VAR, 3.246%, 10/10/13	1		1,166	0.0	[12]

			227,879	0.2
GAMING — 1.4%
Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.466%, 01/28/18^	400		362,752	0.3
Caesars Entertainment Operating Co., Inc., Term B-2 Loan, VAR, 3.216%, 01/28/15^	811		785,395	0.7
CCM Merger, Inc., Term Loan, VAR, 6.000%, 03/01/17	69		69,914	0.1
Mohegan Tribal Gaming Authority, Term Loan, VAR, 9.000%, 03/31/16	175		177,844	0.2
ROC Finance LLC, Funded Term B Loan, VAR, 8.500%, 08/19/17^	137		139,742	0.1
ROC Finance LLC, Term Loan, VAR, 08/19/17^	5		5,113	0.0	[12]

			1,540,760	1.4
HOTELS, RESTAURANTS & LEISURE — 0.3%
Landry’s, Inc., Term Loan, VAR, 6.500%, 04/24/18	55		55,374	0.1
MTL Publishing LLC, Term B Loan, VAR, 5.500%, 06/29/18	10		10,564	0.0	[12]
VAR, 5.500%, 06/29/18	39		39,847	0.0	[12]
Outback Steakhouse, Inc., Prefunded RC Commitment,
VAR, 0.044%, 06/14/13	1		555	0.0	[12]
VAR, 2.563%, 06/14/13	—	[11]	185	0.0	[12]
Outback Steakhouse, Inc., Term Loan B, VAR, 2.500%, 06/14/14	52		52,091	0.1
Wendy’s/Arby’s Restaurants LLC, Term Loan, VAR, 4.750%, 05/15/19	125		125,860	0.1

			284,476	0.3
Description	Par (000)		Value	Percent of Net Assets*

HOUSEHOLD DURABLES — 0.1%
Aot Holding Ltd., 1st Lien Term Loan, VAR, 09/13/17^	$79		$78,634	0.1%

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Freedom Group, Inc., Term B Loan,
VAR, 5.500%, 04/19/19	104		104,055	0.1
VAR, 5.500%, 04/19/19	1		1,337	0.0	[12]
VAR, 6.500%, 04/19/19	—	[11]	49	0.0	[12]

			105,441	0.1
MEDIA — 3.5%
Barrington Broadcasting Group LLC, Tranche 2 Term Loan, VAR, 7.500%, 06/14/17	116		116,311	0.1
Clear Channel Communications, Inc., Term Loan B, VAR, 3.866%, 01/29/16	811		662,488	0.6
Cumulus Radio, Term Loan, VAR, 5.750%, 09/17/18	149		149,375	0.1
Entercom Radio LLC, Term Loan, VAR, 6.250%, 11/23/18	14		14,391	0.0	[12]
VAR, 6.250%, 11/23/18	80		80,700	0.1
High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	170		169,938	0.2
Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 5.250%, 04/28/17	88		88,342	0.1
Hubbard Radio LLC, 2nd Lien Term Loan C, VAR, 8.750%, 04/30/18	100		101,500	0.1
Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	614		614,756	0.6
Newsday, Fixed Rate Term Loan B, VAR, 10.500%, 08/01/13	250		250,418	0.2
R.H. Donnelley, Inc., Exit Term Loan,
VAR, 9.000%, 10/24/14^	89		54,437	0.1
VAR, 9.000%, 10/24/14^	74		45,168	0.0	[12]
VAR, 9.000%, 10/24/14^	26		15,636	0.0	[12]
Radio One, 1st Lien Term Loan B, VAR, 7.500%, 03/31/16	428		429,829	0.4
TL Acquisitions, Inc., Term Loan, VAR, 2.470%, 07/03/14	358		340,375	0.3
Univision Communications, Inc., Extended 1st Lien Term Loan, VAR, 4.466%, 03/31/17	612		603,632	0.5
Vertis, Inc., 1st Lien Term Loan, VAR, 14.000%, 12/21/15[1,3,4,9]	396		126,654	0.1

			3,863,950	3.5

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

SPECIALTY RETAIL — 0.4%
Gymboree Corp., 1st Lien Term Loan, VAR, 5.000%, 02/23/18	$367	$357,137	0.3%
Payless, Term Loan, VAR, 09/28/19^	50	50,094	0.1

		407,231	0.4

Total Consumer Discretionary		7,228,277	6.6

CONSUMER STAPLES — 1.2%
FOOD & STAPLES RETAILING — 0.7%
Rite Aid Corp., 1st Lien Term Loan 5, VAR, 4.500%, 03/03/18	484	482,092	0.4
SUPERVALU, Inc., Term Loan, VAR, 8.000%, 08/30/18	319	320,681	0.3

		802,773	0.7
PERSONAL PRODUCTS — 0.5%
Targus, 1st Lien Term Loan, VAR, 11.000%, 05/24/16	494	496,219	0.5

Total Consumer Staples		1,298,992	1.2

ENERGY — 0.8%
OIL, GAS & CONSUMABLE FUELS — 0.8%
Arch Coal, Inc., Term Loan, VAR, 5.750%, 05/16/18^	191	192,654	0.2
Chesapeake Energy Corp., Term Loan, VAR, 8.500%, 12/02/17	350	350,893	0.3
NGPL PipeCo LLC, Term Loan, VAR, 6.750%, 09/15/17	293	297,742	0.3
Patriot Coal, DIP Term Loan,
VAR, 9.250%, 10/02/13	13	12,830	0.0	[12]
VAR, 9.250%, 10/02/13	26	25,659	0.0	[12]

Total Energy		879,778	0.8

FINANCIALS — 0.1%
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
I-Star, Term Loan A-1,
VAR, 5.000%, 06/28/13	117	116,781	0.1
VAR, 5.000%, 06/28/13	41	41,251	0.0	[12]

Total Financials		158,032	0.1

HEALTH CARE — 0.5%
HEALTH CARE PROVIDERS & SERVICES — 0.1%
Inventive Health, Consolidated Term Loan, VAR, 6.500%, 08/04/16	98	94,973	0.1

Description	Par (000)	Value	Percent of Net Assets*

PHARMACEUTICALS — 0.4%
Aptalis Pharma, Inc., Term B-2 Loan, VAR, 5.500%, 02/10/17	$224	$223,177	0.2%
Aptalis Pharma, Inc., Term Loan,
VAR, 5.500%, 02/10/17	102	101,894	0.1
VAR, 5.500%, 02/10/17	11	10,987	0.0	[12]
Catalent Pharma Solutions, Inc., Dollar Term-2 Loan,
VAR, 5.250%, 09/15/17	49	49,543	0.1
VAR, 5.250%, 09/15/17	26	25,455	0.0	[12]

		411,056	0.4

Total Health Care		506,029	0.5

INDUSTRIALS — 2.3%
AIRLINES — 0.5%
Delta Air Lines, Inc., New Term Loan, VAR, 4.250%, 03/07/16	493	491,269	0.5

COMMERCIAL SERVICES & SUPPLIES — 0.8%
Cenveo Corp., Term Loan B, VAR, 6.625%, 12/21/16	163	162,636	0.2
Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan,
VAR, 5.465%, 06/30/17	69	62,284	0.1
VAR, 5.465%, 06/30/17	51	45,492	0.0	[12]
VAR, 5.465%, 06/30/17	25	22,244	0.0	[12]
VAR, 5.465%, 06/30/17	21	18,450	0.0	[12]
Harland Clarke Holdings Corp., Term Loan B,
VAR, 2.716%, 06/30/14	99	93,824	0.1
VAR, 2.716%, 06/30/14	73	68,528	0.1
VAR, 2.716%, 06/30/14	29	27,792	0.0	[12]
VAR, 2.716%, 06/30/14	36	33,509	0.0	[12]
SCH Group, 1st Lien Term Loan, VAR, 6.625%, 04/28/17	123	121,894	0.1
SCH Group, 2nd Lien Term Loan, VAR, 10.500%, 04/30/18	225	203,625	0.2

		860,278	0.8
INDUSTRIAL CONGLOMERATES — 0.9%
BOC Edwards, Extended Term Loan, VAR, 5.500%, 05/31/16	1,015	1,020,448	0.9

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2012 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*

INDUSTRIAL MACHINERY — 0.1%
Intelligrated, Inc., 1st Lien Term Loan, VAR, 6.750%, 07/30/18	$150		$150,938	0.1%

Total Industrials			2,522,933	2.3

INFORMATION TECHNOLOGY — 1.2%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0%[12]
Sensus USA, Inc., 2nd Lien Term Loan, VAR, 8.500%, 05/09/18	50		49,792	0.0	[12]

INTERNET SOFTWARE & SERVICES — 0.2%
Go Daddy Group, Inc. (The), Tranche B-1 Term Loan, VAR, 5.500%, 12/17/18	248		246,448	0.2

IT SERVICES — 0.3%
Ceridian Corp., Extended Term Loan, VAR, 5.977%, 05/09/17^	56		56,304	0.1
First Data Corp., 2018 B Term Loan, VAR, 03/24/17^	180		176,549	0.2
First Data Corp., Initial Tranche B-3 Term Loan, VAR, 2.967%, 09/24/14	40		39,894	0.0	[12]

			272,747	0.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Freescale Semiconductor, Inc., Tranche B-1 Term Loan, VAR, 4.480%, 12/01/16	387		378,048	0.4
NXP B.V., Tranche 3 Loan, VAR, 5.250%, 03/19/19	149		151,023	0.1
NXP B.V., Tranche A-2 Loan, VAR, 5.500%, 03/03/17	94		96,056	0.1

			625,127	0.6
SOFTWARE — 0.1%
Misys plc, 1st Lien Term Loan, VAR, 7.250%, 12/12/18	150		150,712	0.1

Total Information Technology			1,344,826	1.2

MATERIALS — 1.4%
CHEMICALS — 1.2%
AZ Chem US, Inc., Term Loan,
VAR, 7.250%, 12/22/17	96		98,281	0.1
VAR, 7.250%, 12/22/17	2		1,850	0.0	[12]
Cristal Inorganic Chemicals (Millenium), 2nd Lien Term Loan, VAR, 6.112%, 11/15/14	500		498,540	0.5
Description	Par (000)		Value	Percent of Net Assets*

CHEMICALS — (continued)
Harko C.V., Term Loan B,
VAR, 5.750%, 08/02/17	$66		$66,002	0.1%
VAR, 5.750%, 08/02/17	48		48,347	0.0	[12]
PL Propylene LLC, Term Loan,
VAR, 7.000%, 03/27/17	105		106,157	0.1
VAR, 7.000%, 03/27/17	—	[11]	267	0.0	[12]
PolyOne Corp., Term Loan B, VAR, 5.000%, 12/20/17	114		114,537	0.1
Trinseo S.A., 1st Lien Term Loan, VAR, 8.000%, 08/02/17	399		382,057	0.3

			1,316,038	1.2
CONTAINERS & PACKAGING — 0.1%
Reynolds Group Holdings, Term Loan, VAR, 09/28/18^	133		133,849	0.1
ROC Finance LLC, Term Loan B, VAR, 08/19/17^	8		8,521	0.0	[12]

			142,370	0.1
METALS & MINING — 0.1%
Noranda Aluminum, Term B Loan, VAR, 5.750%, 02/28/19	118		119,321	0.1

Total Materials			1,577,729	1.4

TELECOMMUNICATION SERVICES — 0.2%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Level 3 Financing, Inc., Term Loan B3, VAR, 5.750%, 09/01/18	115		114,952	0.1
Zayo Group, Term Loan, VAR, 7.125%, 07/02/19	109		109,863	0.1

Total Telecommunication Services			224,815	0.2

UTILITIES — 1.2%
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.2%
Texas Competitive Electric Holdings Co. LLC, Extended Term Loan,
VAR, 4.727%, 10/10/17	586		402,502	0.4
VAR, 4.938%, 10/10/17	94		64,674	0.0	[12]
Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan,
VAR, 3.728%, 10/10/14	586		434,928	0.4
VAR, 3.938%, 10/10/14	94		69,885	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2012 (Unaudited)

Description	Par/Shares (000)		Value	Percent of Net Assets*

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — (continued)
TPF Generation Holdings LLC, 2nd Lien Term Loan, VAR, 4.612%, 12/15/14	$409		$407,480	0.4%

Total Utilities			1,379,469	1.2

Total Loan Participations & Assignments
(Cost $17,197,127)			17,120,880	15.5

ASSET-BACKED SECURITIES — 1.3%
Countrywide Asset-Backed Certificates, Series 2004-13, Class MV8, VAR, 1.916%, 01/25/35[3,9]	115		4,007	0.0	[12]
Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.716%, 09/25/34[3,9]	45		5,757	0.0	[12]
Unipac IX LLC, 13.000%, 04/11/13[3,9]	1,500		1,441,050	1.3

Total Asset-Backed Securities
(Cost $1,627,525)			1,450,814	1.3

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.8%
Banc of America Large Loan, Inc., Private Placement, Series 2010-HLTN, Class HLTN, VAR, 1.971%, 11/15/15[2]
(Cost $856,939)	926		924,609	0.8

Total Fixed Income Investments
(Cost $142,292,156)			143,523,273	130.1

PREFERRED STOCKS — 3.6%
CONSUMER DISCRETIONARY — 1.1%
AUTO COMPONENTS — 0.0%
Glasstech, Inc., Pfd, Series C,[1,3,9]	—	[11]	—	0.0

AUTOMOBILES — 0.3%
General Motors Co., Convertible Pfd, Series B, 4.750%, 12/01/13 ($50 par value)	7		260,960	0.3

DIVERSIFIED CONSUMER SERVICES — 0.6%
Carriage Services Capital Trust, Convertible Pfd, 7.000%, 06/01/29 ($50 par value)[15]	16		691,250	0.6

Description	Par/Shares (000)		Value	Percent of Net Assets*

HOUSEHOLD DURABLES — 0.1%
M/I Homes, Inc., Pfd, Series A, 9.750%, 11/15/12 ($25 par value)[1,15]	$5		$93,845	0.1%

MEDIA — 0.1%
Spanish Broadcasting System, Inc., Pfd[1,3,9]	481		2,166	0.0	[12]
Spanish Broadcasting System, Inc., Pfd, Series B, PIK, 10.750%, 10/31/12 ($1,000 par value)[1,3,9,15]	—	[11]	136,350	0.1

			138,516	0.1

Total Consumer Discretionary			1,184,571	1.1

CONSUMER STAPLES — 0.0%
FOOD PRODUCTS — 0.0%
Eurofresh, Inc., PIK, Pfd, ADR[3,9,16]	—	[11]	—	0.0

FINANCIALS — 2.4%
COMMERCIAL BANKS — 1.5%
CoBank ACB, Pfd, Series D, 11.000%, 10/01/14 ($50 par value)[15]	30		1,667,814	1.5

CONSUMER FINANCE — 0.6%
Ally Financial, Inc., Private Placement, 7.000%, 10/31/12 ($1,000 par value)[2,15]	1		571,610	0.5
GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40 ($25 par value)[15]	4		90,396	0.1

			662,006	0.6
INSURANCE — 0.3%
Hartford Financial Services Group, Inc., Pfd, VAR, 7.875%, 04/15/42 ($25 par value)[1,15]	4		117,558	0.1
XLIT Ltd., (Cayman Islands), Series D, VAR, 3.575%, 04/16/12 ($1,000 par value)[15]	—	[11]	187,828	0.2

			305,386	0.3

Total Financials			2,635,206	2.4

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2012 (Unaudited)

Description	Shares (000)		Value	Percent of Net Assets*

INFORMATION TECHNOLOGY — 0.0%
COMPUTERS & PERIPHERALS — 0.0%
Stratus Technologies Bermuda Holdings, Ltd., (Bermuda)[1,3,9]	2		$—	0.0%

MATERIALS — 0.1%
CONTAINERS & PACKAGING — 0.1%
Constar International, Inc., Pfd,[1,3,9]	—	[11]	92,625	0.1

Total Preferred Stocks
(Cost $4,730,210)			3,912,402	3.6

COMMON STOCKS — 1.4%
CONSUMER DISCRETIONARY — 0.5%
AUTO COMPONENTS — 0.4%
Glasstech, Inc., Class C1,3,9	—	[11]	—	0.0
General Motors Co.[1]	15		339,726	0.3
Motors Liquidation Co. GUC Trust[1]	4		62,966	0.1

			402,692	0.4
BROADCASTING & CABLE TV — 0.0%[12]
Adelphia Recovery Trust[3,9]	157		2	0.0	[12]
Adelphia Recovery Trust, Contingent Value[1,3,9]	1,297		5,836	0.0	[12]

			5,838	0.0	[12]
HOTELS, RESTAURANTS & LEISURE — 0.0%[12]
Real Mex Restaurants, Inc., Class B, ADR[1,3,9]	200		11,400	0.0	[12]

LEISURE EQUIPMENT & PRODUCTS — 0.0%[12]
New True Temper Holdings Corp., Inc.[1,3,9]	43		27,517	0.0	[12]

SPECIALTY RETAIL — 0.1%
Neebo, Inc.[1,3,9]	12		40,583	0.1

Total Consumer Discretionary			488,030	0.5

CONSUMER STAPLES — 0.0%
FOOD PRODUCTS — 0.0%
Eurofresh, Inc., ADR[1,3,9]	106		—	0.0

FINANCIALS — 0.5%
DIVERSIFIED FINANCIAL SERVICES — 0.5%
Capmark Financial Group, Inc.[1]	21		561,073	0.5

INDUSTRIALS — 0.0%[12]
BUILDING PRODUCTS — 0.0%[12]
Jupiter Holding I Corp.[1,3,9]	8		16,338	0.0	[12]

Description	Shares (000)		Value	Percent of Net Assets*

MARINE — 0.0%[12]
General Maritime Corp.[1,3,9]	—	[11]	$7,050	0.0%[12]

Total Industrials			23,388	0.0	[12]

INFORMATION TECHNOLOGY — 0.1%
COMPUTERS & PERIPHERALS — 0.0%
Stratus Technologies Bermuda Holdings, Ltd., (Bermuda)[1,3,9]	8		—	0.0

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Magnachip Semiconductor Corp., (Luxembourg)[1]	6		65,903	0.1

Total Information Technology			65,903	0.1

MATERIALS — 0.3%
CONSTRUCTION MATERIALS — 0.1%
U.S. Concrete, Inc.[1]	10		64,936	0.1

CONTAINERS & PACKAGING — 0.0%[12]
Constar International, Inc., ADR[1,3,9]	4		3,297	0.0	[12]

METALS & MINING — 0.1%
Wolverine Tube, Inc., ADR,[1,3,9]	8		150,174	0.1

PAPER & FOREST PRODUCTS — 0.1%
Resolute Forest Products, (Canada)[1]	11		141,932	0.1

Total Materials			360,339	0.3

Total Common Stocks
(Cost $3,790,335)			1,498,733	1.4

WARRANTS — 0.2%
CONSUMER DISCRETIONARY — 0.2%
AUTOMOBILES — 0.2%
General Motors Co., expiring 07/10/16 [1]	14		187,008	0.2

SPECIALTY RETAIL — 0.0%
Neebo, Inc., expiring 06/20/19[1,3,9]	5		—	0.0

Total Consumer Discretionary			187,008	0.2

INDUSTRIALS — 0.0%
MARINE — 0.0%
General Maritime Corp., expiring 05/17/17[1,3,9]	—	[11]	—	0.0

Total Warrants
(Cost $275,574)			187,008	0.2

Total Equity Investments
(Cost $8,796,119)			5,598,143	5.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2012 (Unaudited)

Description	Shares (000)	Value	Percent of Net Assets*

SHORT-TERM INVESTMENT — 2.7%
INVESTMENT COMPANY — 2.7%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100%[5,13]
(Cost $2,948,628)	2,949	$2,948,628	2.7%

TOTAL INVESTMENTS
(Cost $154,036,903)		152,070,044	138.0

Preferred Stock and Liabilities in Excess of Other Assets		(41,859,217)	(38.0)

Net Assets Applicable to Common Stockholders		$110,210,827	100.0

ADR	American Depositary Receipt
Co	Company
DIP	Debtor-in-Possession
Guar	Guaranteed
Jr	Junior
Mtg	Mortgage
Nt	Note
Pfd	Preferred
PIK	Payment in-kind
Sec’d	Secured
Sr	Senior
Sub	Subordinate
Unsec’d	Unsecured
VAR	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2012.
*	Applicable to common stockholders.
[1]	Non-income producing security.
[2]

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Directors and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $42,448,013 and 38.5% of net assets applicable to common stockholders.

[3]	Fair valued security. These securities amounted to $4,278,070 and 3.9% of net assets applicable to common stockholders.
[4]	Security in default.
[5]	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
[7]	Step-up bond. Interest rate is effective rate as of September 30, 2012.
[9]	Security deemed to be illiquid. These securities amounted to $4,278,070 and 3.9% of net assets applicable to common stockholders.
[10]	All or a portion of the security is reserved for current or potential holdings of swaps, unfunded commitments, TBAs, when issued securities and/or delayed delivery securities.
[11]	Amount rounds to less than one thousand (par or shares).
[12]	Amount rounds to less than 0.1%.
[13]	The rate shown is the current yield as of September 30, 2012.
[14]

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2012.

[15]

The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of September 30, 2012.

[16]	Security is considered distressed at September 30, 2012. The rate at which income is accrued on the security is lower than the stated PIK coupon rate.
^	All or a portion of the security is unsettled as of September 30, 2012. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,224,191
Aggregate gross unrealized depreciation	(11,191,050)

Net unrealized appreciation/depreciation	$(1,966,859)

Federal income tax cost of investments	$154,036,903

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2012 (Unaudited)

A. SECURITY VALUATIONS — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Directors (the “Board”) or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealer or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board. The Board has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (“JPMFM” or the Fund’s “Administrator”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the Fund’s “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board’s Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact fair values and for discussing and assessing fair values on an ongoing and at least a quarterly basis with the VC and Board, as applicable. The appropriateness of fair values are assessed based on results of unchanged price review, consideration of macro or security specific events, back testing and broker and vendor due diligence.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2012 (Unaudited)

See the table on “Quantitative Information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at September 30, 2012.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$402,692	$—	$85,338		$488,030
Consumer Staples	—	—	—	(a)	—	(a)
Financials	561,073	—	—		561,073
Industrials	—	—	23,388		23,388
Information Technology	65,903	—	—	(a)	65,903
Materials	206,868	—	153,471		360,339

Total Common Stocks	1,236,536	—	262,197		1,498,733

Preferred Stocks
Consumer Discretionary	691,250	354,805	138,516		1,184,571
Consumer Staples	—	—	—	(a)	—	(a)
Financials	207,954	2,427,252	—		2,635,206
Information Technology	—	—	—	(a)	—	(a)
Materials	—	—	92,625		92,625

Total Preferred Stocks	899,204	2,782,057	231,141		3,912,402

Debt Securities
Asset-Backed Securities	—	—	1,450,814		1,450,814
Commercial Mortgage-Backed Securities	—	924,609	—		924,609
Convertible Bonds
Consumer Discretionary	—	—	76,923		76,923
Materials	—	48,616	—		48,616

Total Convertible Bonds	—	48,616	76,923		125,539

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2012 (Unaudited)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Corporate Bonds
Consumer Discretionary	$—	$27,254,351	$714,901		$27,969,252
Consumer Staples	—	3,811,969	—	(a)	3,811,969
Energy	—	15,992,138	—		15,992,138
Financials	—	16,396,164	43,048		16,439,212
Health Care	—	8,649,343	333,570		8,982,913
Industrials	—	11,541,996	2,174,990		13,716,986
Information Technology	—	7,050,012	—		7,050,012
Materials	—	14,179,158	1,011,870		15,191,028
Telecommunication Services	—	10,464,502	—		10,464,502
Utilities	—	3,663,419	620,000		4,283,419

Total Corporate Bonds	—	119,003,052	4,898,379		123,901,431

Loan Participations & Assignments
Consumer Discretionary	—	7,101,623	126,654		7,228,277
Consumer Staples	—	1,298,992	—		1,298,992
Energy	—	879,778	—		879,778
Financials	—	158,032	—		158,032
Health Care	—	506,029	—		506,029
Industrials	—	2,522,933	—		2,522,933
Information Technology	—	1,344,826	—		1,344,826
Materials	—	1,577,729	—		1,577,729
Telecommunication Services	—	224,815	—		224,815
Utilities	—	1,379,469	—		1,379,469

Total Loan Participations & Assignments	—	16,994,226	126,654		17,120,880

Warrants
Consumer Discretionary	—	187,008	—	(a)	187,008
Industrials	—	—	—	(a)	—	(a)

Total Warrants	—	187,008	—	(a)	187,008

Short-Term Investment
Investment Company	2,948,628	—	—		2,948,628

Total Investments in Securities	$5,084,368	$139,939,568	$7,046,108		$152,070,044

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2012 (Unaudited)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 12/31/11		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 9/30/12
Investments in Securities
Asset-Backed Securities	$1,499,754		$—	$(35,566)	$(11,501)	$—		$(1,873)	$—	$—	$1,450,814
Common Stocks — Consumer Discretionary	887,184		657,066	(502,488)	—	51,983		(1,014,243)	5,836	—	85,338
Common Stocks — Consumer Staples	—	(a)	—	—	—	—		—	—	—	—	(a)
Common Stocks — Industrials	40,845		—	(22,157)	—	4,700		—	—	—	23,388
Common Stocks — Information Technology	—	(a)	—	—	—	—		—	—	—	—	(a)
Common Stocks — Materials	217,747		6,328	(64,276)	—	—		(6,328)	—	—	153,471
Common Stocks — Telecommunication Services	—	(a)	—	—	—	—		— (a)	—	—	—
Convertible Bonds — Consumer Discretionary	—		—	—	—	76,923		—	—	—	76,923
Corporate Bonds — Consumer Discretionary	145,041		(103,178)	(66,218)	3,483	824,093		(88,320)	—	—	714,901
Corporate Bonds — Consumer Staples	414,702		—	(438,868)	—	24,166		—	—	—	—	(a)
Corporate Bonds — Financials	—		5,071	12,299	—	—		(5,071)	30,749	—	43,048
Corporate Bonds — Health Care	792,048		176,556	(499,934)	1,350	2,061,601		(2,198,051)	—	—	333,570
Corporate Bonds — Industrials	—		94	64,904	(1,740)	1,149,829		(95,885)	1,057,788	—	2,174,990
Corporate Bonds — Materials	973,265		—	35,607	2,482	498,171		(472,500)	—	(25,155)	1,011,870
Corporate Bonds — Utilities	—		—	10,000	—	—		—	610,000	—	620,000
Loan Participations & Assignments — Consumer Discretionary	—		—	(89,877)	—	—		(1,277)	217,808	—	126,654
Loan Participations & Assignments — Information Technology	728,764		(13,154)	21,937	5,381	—		(742,928)	—	—	—
Preferred Stocks — Consumer Discretionary	200,078		—	(61,562)	—	—		—	—	—	138,516
Preferred Stocks — Consumer Staples	—	(a)	—	1	—	1,659,345		(1,659,346)	—	—	—	(a)
Preferred Stocks — Information Technology	—	(a)	—	—	—	—		—	—	—	—	(a)
Preferred Stocks — Materials	90,682		—	1,943	—	—		—	—	—	92,625
Warrants — Consumer Discretionary	—		—	(46)	—	46		—	—	—	—	(a)
Warrants — Industrials	—		—	—	—	—	(a)	—	—	—	—	(a)

Total	$5,990,110		$728,783	$(1,634,301)	$(545)	$6,350,857		$(6,285,822)	$1,922,181	$(25,155)	$7,046,108

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (concluded)

As of September 30, 2012 (Unaudited)

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Value is zero.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to $(1,376,168).

Pacholder High Yield Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at 9/30/2012			Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$14,697			Market Comparable Companies	EBITDA Multiple(a)	5.40x - 6.90x(6.59x)
					Discount for lack of marketability(b)	25% - 30%(28.88%)
	27,517			Mergers and Acquisitions	Discount for potential outcome	20%(N/A)
					Discount for lack of marketability(b)	25%(N/A)
	7,050			Terms of Plan of Reorganization	Discount for lack of marketability(b)	25%(N/A)
	16,340			Broker Bid	Equity Broker Bid	$0 - $2($2)
	40,583			Consensus Pricing	Offered quotes	$47.50(N/A)
	0			Discounted Cash Flow	Probability of Insolvency	100%(N/A)

Common Stock	106,187

	92,625			Discounted Cash Flow	Discount for lack of marketability(b)	17.5%(N/A)
					Probability of Insolvency	100%(N/A)
	0	(c	)	Market Comparable Companies	EBITDA Multiple(a)	5.40x - 5.82x(N/A)
					Discount for lack of marketability(b)	30%(N/A)

Preferred Stock	92,625

	990,252			Market Comparable Companies	EBITDA Multiple(a)	5.5x - 6.90x(6.18x)
					Discount for lack of marketability(b)	25% - 30%(26.61%)
					Probability of Default	86%(N/A)

Corporate Bond	990,252

	1,441,050			Discounted Cash Flow	Liquidity Discount Implied Spread to Index	4.50%(N/A) 2%(N/A)

Asset-Backed Securities	1,441,050

Warrants	0	(d	)	Discounted Terms of Plan of Reorganization	Issue Price vs. Stock Price	0(N/A)

Total	2,630,114

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (concluded)

As of September 30, 2012 (Unaudited)

#	The table above does not include level 3 securities that are valued by brokers. At September 30, 2012, the value of these securities was $4,415,994. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A. The appropriateness of fair values for these securities is based on results of back testing, broker due diligence, unchanged price review and consideration of macro or security specific events.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account premiums and discounts, as applicable, when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.
(d)	Issued in a plan of reorganization where the company’s book equity value is less than strike price results in Warrants being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, discount for potential outcome and probability of default may decrease (increase) the fair value measurement.

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